UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

June 30, 2012

		Principal	Value
		Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 7.92%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39	USD	19,896	$22,510
Series 2002-T4 A3 7.50% 12/25/41		73,102	84,825
Series 2004-T1 1A2 6.50% 1/25/44		21,203	23,709
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		18,217	21,205
Series 1999-19 PH 6.00% 5/25/29		369,944	408,682
Series 2001-14 Z 6.00% 5/25/31		26,437	29,534
Series 2002-90 A1 6.50% 6/25/42		15,267	17,937
Series 2002-90 A2 6.50% 11/25/42		54,643	63,539
Series 2003-26 AT 5.00% 11/25/32		798,691	844,192
Series 2003-122 AJ 4.50% 2/25/28		33,026	33,546
Series 2005-22 HE 5.00% 10/25/33		740,000	782,457
Series 2005-29 QD 5.00% 8/25/33		816,000	862,727
Series 2005-54 AK 4.50% 9/25/32		100,041	101,490
Series 2005-94 YD 4.50% 8/25/33		1,480,000	1,540,898
Series 2005-110 MB 5.50% 9/25/35		344,031	377,952
@^Series 2007-30 OE 2.58% 4/25/37		8,127,691	7,592,830
Series 2008-24 ZA 5.00% 4/25/38		18,543,303	21,475,086
@•✗Series 2009-2 AS 5.455% 2/25/39		11,654,511	1,414,982
@•✗Series 2009-68 SA 6.505% 8/25/39		1,606,076	239,797
Series 2009-94 AC 5.00% 11/25/39		400,000	453,746
Series 2010-41 PN 4.50% 4/25/40		475,000	532,283
Series 2010-96 DC 4.00% 9/25/25		915,000	998,890
•Series 2010-123 FE 0.725% 11/25/40		8,928,465	8,937,539
Fannie Mae Whole Loan
Series 2004-W4 A5 5.50% 6/25/34		3,000,000	3,362,344
Series 2004-W9 2A1 6.50% 2/25/44		32,228	36,885
Series 2004-W11 1A2 6.50% 5/25/44		101,007	114,624
Series 2004-W15 1A1 6.00% 8/25/44		153,297	170,758
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		98,873	113,790
Series 2165 PE 6.00% 6/15/29		381,788	426,510
Series 2326 ZQ 6.50% 6/15/31		177,580	202,825
Series 2557 WE 5.00% 1/15/18		732,415	788,030
Series 2755 LE 4.00% 9/15/30		400,145	402,474
Series 2762 LG 5.00% 9/15/32		1,905,087	1,974,630
Series 2802 NE 5.00% 2/15/33		649,396	676,174
Series 2827 TE 5.00% 4/15/33		1,335,000	1,407,336
Series 2840 OE 5.00% 2/15/33		1,581,988	1,645,722
Series 2864 PE 5.00% 6/15/33		875,860	913,334
Series 2869 BG 5.00% 7/15/33		172,299	179,693
Series 2881 TE 5.00% 7/15/33		970,823	1,010,322
Series 2889 OG 5.00% 5/15/33		106,507	110,144
Series 2890 PC 5.00% 7/15/30		49,923	50,076
Series 2890 PD 5.00% 3/15/33		1,265,000	1,312,298
Series 2893 PD 5.00% 2/15/33		65,000	67,886
Series 2915 KD 5.00% 9/15/33		447,000	466,028
Series 2938 ND 5.00% 10/15/33		958,614	998,946
Series 2939 PD 5.00% 7/15/33		665,000	689,106
Series 2941 XD 5.00% 5/15/33		2,690,000	2,783,098
Series 2987 KG 5.00% 12/15/34		1,430,000	1,508,949
Series 3131 MC 5.50% 4/15/33		445,000	463,222
Series 3143 BC 5.50% 2/15/36		8,000,000	9,013,543
Series 3145 LN 4.50% 10/15/34		512,927	537,128
@•✗Series 3289 SA 6.508% 3/15/37		4,483,776	715,744
Series 3476 Z 5.50% 7/15/38		12,397,683	13,953,687
Series 3626 MA 5.00% 2/15/30		2,350,326	2,423,078
Series 3656 PM 5.00% 4/15/40		770,000	876,119
Series 4065 DE 3.00% 6/15/32		120,000	120,895

tFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	25,957	28,885
Series T-58 2A 6.50% 9/25/43	14,155	16,479
GNMA
@•✗Series 2007-64 AI 6.306% 10/20/37	15,031,460	2,484,049
@•✗Series 2008-65 SB 5.756% 8/20/38	5,157,114	684,190
@•Series 2009-2 SE 5.576% 1/20/39	13,709,841	1,824,035
Series 2010-113 KE 4.50% 9/20/40	1,170,000	1,341,793
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	390,000	415,838
Total Agency Collateralized Mortgage Obligations (cost $91,706,725)		103,171,023

Agency Mortgage-Backed Securities – 8.00%
Fannie Mae
5.50% 1/1/13	8,712	8,816
5.50% 3/1/37	156,302	168,514
5.50% 7/1/37	852,498	919,104
6.50% 8/1/17	33,578	37,059
•Fannie Mae ARM
2.277% 10/1/33	31,851	33,045
5.075% 8/1/35	40,174	43,054
5.116% 11/1/35	210,280	224,811
5.671% 7/1/37	239,781	256,839
5.941% 8/1/37	223,131	242,516
Fannie Mae Relocation 30 yr
5.00% 11/1/33	8,653	9,281
5.00% 1/1/34	20,238	21,706
5.00% 2/1/34	17,464	18,731
5.00% 8/1/34	9,979	10,703
5.00% 11/1/34	58,829	63,097
5.00% 4/1/35	59,194	63,488
5.00% 10/1/35	58,660	62,915
5.00% 1/1/36	160,303	171,932
Fannie Mae S.F. 15 yr
4.00% 11/1/25	2,249,109	2,424,967
4.50% 8/1/18	270,222	290,970
4.50% 7/1/20	691,475	744,137
5.00% 5/1/21	80,913	87,608
Fannie Mae S.F. 15 yr TBA
3.00% 7/1/27	5,976,000	6,260,793
3.00% 8/1/27	3,380,000	3,534,740
3.00% 9/1/27	2,485,000	2,593,719
Fannie Mae S.F. 20 yr
5.50% 7/1/24	327,931	360,930
5.50% 10/1/24	99,495	109,507
5.50% 12/1/24	332,491	365,950
5.50% 8/1/28	1,350,768	1,475,721
Fannie Mae S.F. 30 yr
4.00% 10/1/40	95,957	102,289
5.00% 10/1/35	3,191,699	3,471,027
5.50% 12/1/32	117,935	129,729
5.50% 7/1/33	478,861	526,450
5.50% 12/1/33	88,465	98,279
5.50% 4/1/34	1,154,889	1,269,278
5.50% 5/1/34	359,330	395,040
5.50% 6/1/34	467,313	513,463
5.50% 7/1/34	743,840	817,298
5.50% 2/1/35	2,315,257	2,560,474
5.50% 9/1/36	878,435	965,185
5.50% 2/1/37	494,910	540,692
5.50% 6/1/38	2,554,622	2,790,938
6.00% 8/1/36	110,051	121,277
6.00% 9/1/36	420,056	463,708
6.00% 3/1/37	57,406	63,512
6.00% 8/1/37	76,332	84,117
6.00% 4/1/38	1,505,136	1,655,366
6.00% 7/1/38	1,031,618	1,136,842
6.00% 8/1/38	602,585	662,730
6.00% 11/1/39	218,125	240,373
6.00% 12/1/38	109,235	120,313
6.00% 1/1/40	1,891,092	2,083,981
6.00% 4/1/40	467,328	514,805
6.00% 6/1/40	5,757,863	6,345,159
6.00% 2/1/41	1,208,438	1,335,851
6.50% 11/1/33	16,487	18,872
6.50% 2/1/36	353,170	401,277
6.50% 3/1/36	543,164	617,153
6.50% 6/1/36	654,953	744,169
6.50% 2/1/38	178,472	202,783
6.50% 11/1/38	73,348	82,812
7.50% 3/1/32	1,039	1,271
7.50% 4/1/32	4,650	5,711
7.50% 6/1/32	2,039	2,506

Fannie Mae S.F. 30 yr TBA
3.50% 8/1/42	33,150,000	34,750,525
4.00% 8/1/42	500,000	531,172
5.50% 8/1/42	459,000	500,453
5.50% 9/1/42	875,000	953,613
•Freddie Mac ARM
2.342% 12/1/33	92,080	97,462
2.511% 7/1/36	113,983	121,375
2.56% 4/1/34	5,847	6,242
5.484% 2/1/38	662,634	718,815
5.662% 5/1/37	462,081	494,307
Freddie Mac Relocation 30 yr 5.00% 9/1/33	1,016	1,085
Freddie Mac S.F. 15 yr
4.50% 5/1/20	369,883	395,337
5.00% 6/1/18	127,512	136,489
Freddie Mac S.F. 20 yr
5.50% 10/1/23	236,307	259,348
5.50% 8/1/24	57,003	62,526
Freddie Mac S.F. 30 yr
5.50% 7/1/38	474,940	516,352
5.50% 12/1/39	409,858	445,979
5.50% 7/1/40	5,225,493	5,695,816
6.00% 8/1/38	909,783	1,009,261
6.00% 10/1/38	1,291,984	1,433,253
6.00% 5/1/40	2,959,576	3,248,039
6.50% 11/1/33	46,424	52,926
6.50% 1/1/35	235,788	268,734
6.50% 8/1/38	141,470	158,585
7.00% 1/1/38	151,724	176,113
GNMA I S.F. 30 yr 7.00% 12/15/34	401,574	472,226
GNMA II 6.00% 4/20/34	21,179	23,879
Total Agency Mortgage-Backed Securities (cost $102,202,478)		104,219,295

Collateralized Debt Obligation – 0.07%
@•#Landmark CDO Series 2005-1A A1L 144A 0.767% 6/1/17	928,260	903,643
Total Collateralized Debt Obligation (cost $898,884)		903,643

Commercial Mortgage-Backed Securities – 2.62%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	420,000	445,540
BAML Commercial Mortgage
•Series 2005-1 A5 5.342% 11/10/42	1,620,000	1,770,927
•Series 2005-6 A4 5.366% 9/10/47	1,615,000	1,805,757
Series 2006-4 A4 5.634% 7/10/46	1,070,000	1,206,163
•#Bank of America Large Loan Series 2009-UB2 A4AA 144A 5.807% 2/24/51	2,200,000	2,434,718
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40	540,000	603,427
Series 2005-T20 A4A 5.298% 10/12/42	990,000	1,102,908
Series 2006-PW12 A4 5.901% 9/11/38	895,000	1,016,646
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	120,000	127,976
tCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	550,000	607,339
Series 2006-C7 A2 5.69% 6/10/46	5,179	5,178
#Series 2010-C1 A1 144A 3.156% 7/10/46	502,252	526,441
•Credit Suisse Mortgage Capital Certificates
Series 2006-C1 AAB 5.416% 2/15/39	95,485	100,266
#Series 2010-UD1 A 144A 5.932% 12/18/49	2,200,000	2,437,495

#DBUBS Mortgage Trust 144A
Series 2011-LC1A A3 5.002% 11/10/46	1,070,000	1,209,823
•Series 2011-LC1A C 5.728% 11/10/46	120,000	123,304
Goldman Sachs Mortgage Securities II
*•Series 2004-GG2 A6 5.396% 8/10/38	570,000	610,562
Series 2005-GG4 A4 4.761% 7/10/39	822,500	886,120
Series 2005-GG4 A4A 4.751% 7/10/39	1,215,000	1,311,667
•Series 2006-GG6 A4 5.553% 4/10/38	595,000	661,682
•#Series 2007-EOP A1 144A 1.103% 3/6/20	944,049	937,765
•#Series 2007-GG10 J 144A 5.979% 8/10/45	1,956,000	587
#Series 2010-C1 A2 144A 4.592% 8/10/43	915,000	1,017,230
•#Series 2010-C1 C 144A 5.635% 8/10/43	375,000	398,399
•#Series 2011-GC3 B 144A 5.361% 3/10/44	500,000	536,789
•#Series 2011-GC3 C 144A 5.728% 3/10/44	475,000	469,134
•Greenwich Capital Commercial Funding
Series 2005-GG5 A5 5.224% 4/10/37	1,155,000	1,262,233
Series 2006-GG7 A4 6.071% 7/10/38	1,140,000	1,299,404
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	450,000	495,422
•Series 2005-LDP5 A4 5.362% 12/15/44	2,063,000	2,307,919
Series 2007-LDPX A3 5.42% 1/15/49	1,140,000	1,275,513
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	360,000	377,420
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	240,000	262,850
•Series 2007-T27 A4 5.824% 6/11/42	1,740,000	2,021,381
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.607% 2/15/33	100,000	98,195
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	585,000	667,858
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	515,000	576,865
•#Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A A1 144A 0.332% 9/15/21	413,511	400,439
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	730,000	801,336
Total Commercial Mortgage-Backed Securities (cost $33,191,064)		34,200,678

Convertible Bonds – 0.92%
AAR 1.75% exercise price $28.91, expiration date 1/1/26	275,000	272,938
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	348,000	352,785
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	288,000	203,040
*Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	415,000	411,369
Alere 3.00% exercise price $43.98, expiration date 5/15/16	238,000	214,795
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	205,000	209,613
ΦArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	412,000	303,850
#BGC Partners 144A 4.50% exercise price $9.84, expiration date 7/13/16	186,000	173,910
Chesapeake Energy 2.25% exercise price $85.81, expiration date 12/15/38	147,000	118,886
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	269,000	170,143
#Corporate Office Properties 144A 4.25% exercise price $48.00, expiration date 4/12/30	454,000	448,893
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	129,000	90,300
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	219,000	221,190
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	133,000	199,001
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	196,000	191,835
Health Care REIT 3.00% exercise price $51.02, expiration date 11/30/29	343,000	407,741
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	298,000	311,038
ΦHologic 2.00% exercise price $31.17, expiration date 2/27/42	101,000	94,056
#Illumina 144A 3.00% exercise price $83.55, expiration date 3/11/16	169,000	151,678
Intel 2.95% exercise price $29.96, expiration date 12/15/35	300,000	340,875
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	231,000	256,121
Jefferies Group 3.875% exercise price $37.77, expiration date 11/1/29	420,000	381,675
L-3 Communications Holdings 3.00% exercise price $95.46, expiration date 8/1/35	431,000	422,380
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	434,000	413,928
#Lexington Realty Trust 144A 6.00% exercise price $7.01, expiration date 1/11/30	198,000	259,875
Linear Technology 3.00% exercise price $42.72, expiration date 5/1/27	508,000	527,049
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	561,000	537,157
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	257,000	261,176
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	276,000	476,100
National Retail Properties 3.95% exercise price $23.55, expiration date 9/15/26	144,000	171,720
#Nuance Communications 144A 2.75% exercise price $32.30, expiration date 11/1/31	115,000	127,506
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13	126,000	131,670
2.75% exercise price $42.13, expiration date 6/30/17	236,000	233,935

#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15		570,000	547,199
Pantry 3.00% exercise price $50.09, expiration date 11/15/12		403,000	404,008
*Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41		52,000	42,445
PHH 4.00% exercise price $25.80, expiration date 9/1/14		431,000	430,461
Rovi 2.625% exercise price $47.36, expiration date 2/10/40		296,000	286,380
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17		289,000	298,754
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		132,000	255,255
Steel Dynamics 5.125% exercise price $17.55, expiration date 6/15/14		148,000	155,400
Transocean 1.50% exercise price $158.97, expiration date 12/15/37		205,000	205,000
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		201,000	280,898
Total Convertible Bonds (cost $11,760,452)			11,994,028

Corporate Bonds – 37.15%
Banking – 7.39%
Abbey National Treasury Services 4.00% 4/27/16		670,000	660,749
AgriBank 9.125% 7/15/19		845,000	1,093,887
•#Banco Bradesco 144A 2.566% 5/16/14		1,300,000	1,298,991
#Banco do Brasil 144A 6.00% 1/22/20		3,000,000	3,419,999
#Banco Mercantil del Norte 144A
4.375% 7/19/15		400,000	416,000
@•6.862% 10/13/21		520,000	543,400
•#Banco Santander Brazil 144A 2.568% 3/18/14		2,000,000	1,925,768
#Banco Santander Chile 144A 3.75% 9/22/15		2,200,000	2,211,370
#Banco Votorantim 144A
•3.461% 3/28/14		2,000,000	2,000,020
@5.25% 2/11/16		2,300,000	2,363,250
Bank of America
3.75% 7/12/16		1,045,000	1,054,476
*3.875% 3/22/17		1,085,000	1,106,471
5.65% 5/1/18		1,000,000	1,070,622
5.70% 1/24/22		215,000	237,219
6.00% 9/1/17		1,200,000	1,296,463
BB&T
3.95% 3/22/22		755,000	791,057
5.25% 11/1/19		1,146,000	1,297,022
BB&T Capital Trust II 6.75% 6/7/36		1,310,000	1,313,390
Capital One Capital V 10.25% 8/15/39		500,000	512,500
Citigroup
•0.746% 11/5/14		700,000	669,738
*•1.919% 1/13/14		500,000	498,035
•2.467% 8/13/13		1,000,000	1,007,277
4.50% 1/14/22		555,000	574,343
4.587% 12/15/15		200,000	209,382
5.50% 4/11/13		1,700,000	1,748,401
6.125% 5/15/18		1,900,000	2,124,128
8.50% 5/22/19		1,800,000	2,226,062
*City National 5.25% 9/15/20		755,000	804,315
@#CoBank 144A 7.875% 4/16/18		570,000	696,234
#DNB Bank 144A 3.20% 4/3/17		3,300,000	3,341,335
Eksportfinans
•0.669% 4/5/13		500,000	485,793
1.60% 3/20/14	JPY	2,000,000	23,703
1.875% 4/2/13	USD	500,000	490,114
2.00% 9/15/15		700,000	626,935
2.375% 5/25/16		100,000	88,968
3.00% 11/17/14		300,000	284,390
4.75% 6/11/13	EUR	100,000	129,546
5.50% 5/25/16	USD	200,000	196,698
5.50% 6/26/17		300,000	291,625
Export-Import Bank of Korea
5.125% 3/16/15		200,000	216,730
5.125% 6/29/20		1,500,000	1,680,411
5.50% 10/17/12		300,000	303,980
Fifth Third Bancorp 3.50% 3/15/22		265,000	268,346
•Fifth Third Capital Trust IV 6.50% 4/15/37		1,210,000	1,206,975
Goldman Sachs Group
•0.866% 7/22/15		200,000	184,853
•0.918% 3/22/16		300,000	271,708
•0.969% 1/12/15		700,000	660,761
•1.004% 2/4/13	EUR	800,000	1,005,637
3.70% 8/1/15	USD	900,000	908,609
5.15% 1/15/14		2,000,000	2,079,220
5.75% 1/24/22		480,000	507,624
6.25% 9/1/17		1,100,000	1,197,320

•#HBOS Capital Funding 144A 6.071% 6/29/49		300,000	198,000
#HSBC Bank 144A
1.625% 8/12/13		2,300,000	2,311,399
4.75% 1/19/21		890,000	971,835
HSBC Holdings 4.00% 3/30/22		1,575,000	1,638,773
ICICI Bank
5.50% 3/25/15		2,100,000	2,151,776
#144A 5.50% 3/25/15		3,300,000	3,381,361
JPMorgan Chase
•1.136% 5/31/17	EUR	400,000	462,972
3.15% 7/5/16	USD	100,000	102,937
4.40% 7/22/20		400,000	422,608
4.50% 1/24/22		570,000	615,214
6.30% 4/23/19		300,000	351,114
JPMorgan Chase Capital XXV 6.80% 10/1/37		1,373,000	1,376,426
KeyBank 6.95% 2/1/28		1,220,000	1,452,878
KeyCorp 5.10% 3/24/21		620,000	692,724
KFW 6.25% 5/19/21	AUD	2,300,000	2,671,212
Lloyds TSB Bank
•2.816% 1/24/14	USD	2,300,000	2,313,779
4.20% 3/28/17		900,000	929,349
Morgan Stanley
•0.769% 1/9/14		500,000	475,702
•2.066% 1/24/14		700,000	680,689
•2.967% 5/14/13		200,000	199,777
3.45% 11/2/15		1,000,000	969,094
7.30% 5/13/19		2,700,000	2,920,598
•National City Bank 0.838% 6/7/17		325,000	304,474
•#Nordea Bank 144A 1.367% 1/14/14		3,000,000	3,001,680
PNC Bank 6.875% 4/1/18		1,415,000	1,689,988
PNC Funding
3.30% 3/8/22		430,000	439,414
5.625% 2/1/17		195,000	217,189
•#PNC Preferred Funding Trust II 144A 1.69% 3/29/49		1,600,000	1,187,296
SunTrust Bank
•0.757% 8/24/15		505,000	471,689
3.50% 1/20/17		340,000	352,346
*SVB Financial Group 5.375% 9/15/20		190,000	205,605
UBS
2.25% 1/28/14		1,900,000	1,910,452
5.875% 12/20/17		2,000,000	2,236,644
US Bank 4.95% 10/30/14		1,000,000	1,088,132
•USB Capital IX 3.50% 10/29/49		1,955,000	1,507,207
•Wachovia 0.837% 10/15/16		255,000	242,627
Wachovia Bank 5.60% 3/15/16		595,000	666,474
Wells Fargo
2.10% 5/8/17		640,000	642,166
3.50% 3/8/22		195,000	201,059
4.75% 2/9/15		250,000	268,088
Zions Bancorporation
4.50% 3/27/17		520,000	523,365
7.75% 9/23/14		280,000	303,829
			96,371,791
Basic Industry – 3.10%
*AK Steel 7.625% 5/15/20		205,000	174,250
Alcoa
5.40% 4/15/21		930,000	927,668
6.75% 7/15/18		1,455,000	1,646,951
#Anglo American Capital 144A 2.625% 4/3/17		1,425,000	1,423,371
ArcelorMittal
6.25% 2/25/22		665,000	652,467
9.85% 6/1/19		1,060,000	1,263,073
Barrick Gold
3.85% 4/1/22		3,575,000	3,708,794
5.25% 4/1/42		170,000	182,827
Barrick North America Finance 4.40% 5/30/21		375,000	404,934

•#Cemex 144A 5.461% 9/30/15		821,000	746,289
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		100,000	85,125
Century Aluminum 8.00% 5/15/14		279,000	277,605
CF Industries
6.875% 5/1/18		1,100,000	1,307,625
7.125% 5/1/20		260,000	317,200
Compass Minerals International 8.00% 6/1/19		268,000	288,435
#CSN Resources 144A 6.50% 7/21/20		2,600,000	2,829,580
Domtar 4.40% 4/1/22		545,000	535,008
Dow Chemical 8.55% 5/15/19		2,322,000	3,092,665
Eastman Chemical 3.60% 8/15/22		1,220,000	1,246,890
#Essar Steel Algoma 144A 9.875% 6/15/15		249,000	212,273
*#FMG Resources August 2006 144A
6.875% 4/1/22		65,000	65,650
7.00% 11/1/15		275,000	281,875
Freeport-McMoRan Copper & Gold 3.55% 3/1/22		965,000	951,366
Georgia-Pacific
8.00% 1/15/24		1,757,000	2,351,595
#144A 8.25% 5/1/16		108,000	119,240
*#Gerdau Trade 144A 5.75% 1/30/21		4,300,000	4,478,449
Headwaters 7.625% 4/1/19		375,000	370,313
Hexion US Finance 8.875% 2/1/18		260,000	266,500
International Paper
*4.75% 2/15/22		1,700,000	1,859,151
6.00% 11/15/41		215,000	243,276
9.375% 5/15/19		165,000	221,804
JSG Funding 7.75% 4/1/15		217,000	220,255
Kinross Gold 5.125% 9/1/21		605,000	613,194
#LyondellBasell Industries 144A
5.75% 4/15/24		425,000	456,875
6.00% 11/15/21		240,000	264,600
#MacDermid 144A 9.50% 4/15/17		251,000	263,550
*Momentive Performance Materials 11.50% 12/1/16		165,000	123,750
Nortek 8.50% 4/15/21		325,000	319,313
Novelis 8.75% 12/15/20		375,000	405,938
Ply Gem Industries 13.125% 7/15/14		157,000	159,748
=@Port Townsend 12.431% 8/27/12		94,289	42,901
Ryerson
•7.841% 11/1/14		127,000	121,920
12.00% 11/1/15		237,000	239,370
Steel Dynamics
7.375% 11/1/12		1,400,000	1,417,500
7.75% 4/15/16		334,000	345,690
Teck Resources
3.00% 3/1/19		380,000	378,060
4.75% 1/15/22		235,000	252,996
Vale Overseas 4.375% 1/11/22		2,126,000	2,175,585
			40,333,494
Brokerage – 0.76%
Bear Stearns
•3.905% 12/7/12	AUD	2,130,000	2,172,296
7.25% 2/1/18	USD	2,000,000	2,393,864
E Trade Financial 12.50% 11/30/17		370,000	425,963
Jefferies Group
6.25% 1/15/36		335,000	304,850
6.45% 6/8/27		296,000	284,160
Lazard Group 6.85% 6/15/17		1,087,000	1,194,229
Merrill Lynch
5.45% 2/5/13		500,000	510,128
6.875% 4/25/18		2,325,000	2,604,674
			9,890,164
Capital Goods – 1.22%
ABB Finance USA 2.875% 5/8/22		805,000	816,040
Anixter 10.00% 3/15/14		101,000	109,838
*Berry Plastics 9.75% 1/15/21		265,000	289,513
Case New Holland 7.75% 9/1/13		163,000	174,003
Casella Waste Systems 11.00% 7/15/14		6,000	6,383
Caterpillar 2.60% 6/26/22		485,000	484,786
#Consolidated Container 144A 10.125% 7/15/20		155,000	160,425
Embraer 5.15% 6/15/22		725,000	746,025

John Deere Capital 2.80% 1/27/23		815,000	819,814
Koninklijke Philips Electronics
3.75% 3/15/22		730,000	759,191
5.00% 3/15/42		740,000	798,706
Kratos Defense & Security Solutions 10.00% 6/1/17		145,000	156,963
#Plastipak Holdings 144A 10.625% 8/15/19		201,000	228,889
Republic Services 3.55% 6/1/22		560,000	567,230
TriMas 9.75% 12/15/17		139,000	153,595
Tyco Electronics Group
3.50% 2/3/22		795,000	794,021
6.00% 10/1/12		4,500,000	4,558,040
Tyco International Finance 3.75% 1/15/18		2,200,000	2,455,943
#URS 144A 5.00% 4/1/22		610,000	603,686
#Votorantim Cimentos 144A 7.25% 4/5/41		1,180,000	1,191,800
			15,874,891
Communications – 3.55%
Affinion Group 7.875% 12/15/18		315,000	270,113
America Movil 5.00% 3/30/20		720,000	821,264
American Tower 4.70% 3/15/22		300,000	308,573
CCO Holdings 7.375% 6/1/20		105,000	115,894
CenturyLink 5.80% 3/15/22		1,160,000	1,156,905
Citizens Communications 6.25% 1/15/13		78,000	79,999
Clear Channel Communications 9.00% 3/1/21		150,000	131,250
#Clear Channel Worldwide Holdings 144A 7.625% 3/15/20		220,000	215,651
#Clearwire Communications 144A 12.00% 12/1/15		549,000	501,395
#Columbus International 144A 11.50% 11/20/14		460,000	494,518
Comcast
3.125% 7/15/22		700,000	704,801
5.70% 5/15/18		1,000,000	1,180,833
*Cricket Communications 7.75% 10/15/20		485,000	465,600
Crown Castle International 9.00% 1/15/15		80,000	87,700
#Crown Castle Towers 144A 4.883% 8/15/20		1,920,000	2,088,101
Deutsche Telekom International Finance
#144A 2.25% 3/6/17		1,105,000	1,093,072
#144A 3.125% 4/11/16		680,000	703,952
4.25% 7/13/22	EUR	850,000	1,193,284
#Digicel 144A 8.25% 9/1/17	USD	100,000	102,750
#Digicel Group 144A 8.875% 1/15/15		170,000	172,550
DIRECTV Holdings 3.80% 3/15/22		2,125,000	2,153,334
DISH DBS
#144A 5.875% 7/15/22		145,000	147,175
7.875% 9/1/19		268,000	310,210
Entravision Communications 8.75% 8/1/17		114,000	121,410
Historic TW 6.875% 6/15/18		1,660,000	2,047,880
Intelsat Bermuda
11.25% 2/4/17		420,000	434,175
PIK 11.50% 2/4/17		410	425
#PIK 144A 11.50% 2/4/17		105,000	108,806
Intelsat Jackson Holdings 7.25% 10/15/20		195,000	205,725
Interpublic Group 4.00% 3/15/22		1,065,000	1,083,379
Level 3 Financing 10.00% 2/1/18		213,000	231,638
MetroPCS Wireless 6.625% 11/15/20		150,000	148,125
*Motorola Solutions 3.75% 5/15/22		1,500,000	1,482,278
#Nara Cable Funding 144A 8.875% 12/1/18		420,000	363,300
Nielsen Finance
11.50% 5/1/16		130,000	148,525
11.625% 2/1/14		82,000	94,300
NII Capital 7.625% 4/1/21		316,000	272,550
#Oi 144A
5.75% 2/10/22		1,158,000	1,182,897
9.75% 9/15/16	BRL	2,398,000	1,256,951
PAETEC Holding 8.875% 6/30/17	USD	157,000	169,953
#Qtel International Finance 144A 4.75% 2/16/21		2,000,000	2,134,999
Qwest 6.75% 12/1/21		565,000	636,855
#Sinclair Television Group 144A 9.25% 11/1/17		216,000	239,760
#Sirius XM Radio 144A 8.75% 4/1/15		250,000	282,500
Sprint Capital 8.75% 3/15/32		162,000	148,230
Sprint Nextel
6.00% 12/1/16		145,000	139,563
8.375% 8/15/17		155,000	159,650
#144A 9.125% 3/1/17		250,000	263,125

Telecom Italia Capital 5.25% 10/1/15	885,000	878,363
Telefonica Emisiones
5.462% 2/16/21	340,000	296,559
6.421% 6/20/16	815,000	782,746
Telesat Canada
#144A 6.00% 5/15/17	190,000	194,275
12.50% 11/1/17	85,000	95,200
Time Warner
3.40% 6/15/22	325,000	328,419
4.90% 6/15/42	245,000	249,569
Time Warner Cable
6.75% 7/1/18	1,500,000	1,829,588
8.25% 4/1/19	1,080,000	1,413,149
#Univision Communications 144A 6.875% 5/15/19	265,000	274,275
#UPC Holding 144A 9.875% 4/15/18	170,000	187,000
#UPCB Finance III 144A 6.625% 7/1/20	520,000	530,400
Verizon Communications 8.75% 11/1/18	3,600,000	4,954,737
•#VimpelCom Holdings 144A 4.461% 6/29/14	840,000	824,394
Virgin Media Finance 8.375% 10/15/19	200,000	225,750
Virgin Media Secured Finance 6.50% 1/15/18	2,470,000	2,698,474
#Vivendi 144A
3.45% 1/12/18	830,000	813,794
6.625% 4/4/18	1,155,000	1,278,225
West 7.875% 1/15/19	100,000	105,000
#Wind Acquisition Finance 144A 11.75% 7/15/17	175,000	142,188
Windstream
7.875% 11/1/17	3,000	3,285
8.125% 8/1/13	103,000	109,051
#XM Satellite Radio 144A 13.00% 8/1/13	220,000	246,400
		46,316,764
Consumer Cyclical – 1.81%
Albertson’s 7.25% 5/1/13	66,000	68,393
American Axle & Manufacturing 7.875% 3/1/17	344,000	356,040
Ameristar Casinos 7.50% 4/15/21	285,000	306,375
ArvinMeritor 8.125% 9/15/15	443,000	469,026
Chrysler Group 8.25% 6/15/21	305,000	314,913
CKE Restaurants 11.375% 7/15/18	260,000	298,350
Dave & Buster's 11.00% 6/1/18	75,000	82,125
Delphi 6.125% 5/15/21	545,000	598,138
Dollar General 4.125% 7/15/17	175,000	178,281
#Equinox Holdings 144A 9.50% 2/1/16	40,000	42,600
Ford Motor 7.45% 7/16/31	655,000	823,663
Ford Motor Credit
5.00% 5/15/18	925,000	984,552
8.00% 6/1/14	300,000	332,938
8.70% 10/1/14	3,800,000	4,335,594
12.00% 5/15/15	480,000	600,000
#FUEL Trust 144A 3.984% 6/15/16	485,000	499,960
*Hanesbrands 6.375% 12/15/20	255,000	269,663
Host Hotels & Resorts
#144A 5.25% 3/15/22	280,000	288,400
5.875% 6/15/19	295,000	320,075
6.00% 11/1/20	375,000	408,750
6.00% 10/1/21	432,000	476,280
#Hyundai Capital Services 144A 3.50% 9/13/17	460,000	464,427
Ingles Markets 8.875% 5/15/17	196,000	214,375
Levi Strauss 7.625% 5/15/20	100,000	106,750
Lowe's 3.12% 4/15/22	925,000	948,432
M/I Homes 8.625% 11/15/18	225,000	233,438
Macy's Retail Holdings
3.875% 1/15/22	150,000	158,014
5.90% 12/1/16	763,000	880,346
MGM Resorts International
7.75% 3/15/22	65,000	67,275
11.375% 3/1/18	579,000	684,668
*Mobile Mini 6.875% 5/1/15	161,000	163,214
Mohawk Industries 6.375% 1/15/16	146,000	161,695
Norcraft 10.50% 12/15/15	169,000	168,155
OSI Restaurant Partners 10.00% 6/15/15	199,000	205,221

Pinnacle Entertainment 8.75% 5/15/20	325,000	357,500
*Quiksilver 6.875% 4/15/15	225,000	218,250
*#Rite Aid 144A 9.25% 3/15/20	75,000	75,375
Royal Caribbean Cruises 7.00% 6/15/13	250,000	261,250
Ryland Group 8.40% 5/15/17	172,000	195,650
#Sealy Mattress 144A 10.875% 4/15/16	53,000	57,638
Standard Pacific 10.75% 9/15/16	248,000	293,880
Target 4.00% 7/1/42	920,000	910,147
Tomkins 9.00% 10/1/18	275,000	307,313
#Volkswagen International Finance 144A 1.625% 8/12/13	2,800,000	2,823,441
Wyndham Worldwide
4.25% 3/1/22	350,000	353,108
5.625% 3/1/21	450,000	490,818
5.75% 2/1/18	620,000	690,182
Wynn Las Vegas 7.75% 8/15/20	60,000	66,750
		23,611,428
Consumer Non-Cyclical – 4.23%
Accellent 8.375% 2/1/17	150,000	152,625
#ADT 144A 3.50% 7/15/22	875,000	879,783
Altria Group 9.70% 11/10/18	1,000,000	1,385,519
#AMGH Merger Sub 144A 9.25% 11/1/18	225,000	235,125
Amgen 5.375% 5/15/43	1,010,000	1,096,800
Anheuser-Busch InBev Worldwide
•1.016% 1/27/14	3,800,000	3,832,782
5.375% 1/15/20	1,000,000	1,193,509
#Ashtead Capital 144A 9.00% 8/15/16	200,000	208,250
#BAT International Finance 144A 3.25% 6/7/22	1,175,000	1,163,660
Bio-Rad Laboratories 8.00% 9/15/16	146,000	162,060
Boston Scientific 6.00% 1/15/20	835,000	997,388
*#Brasil Foods 144A 5.875% 6/6/22	1,085,000	1,120,263
Cardinal Health
*1.90% 6/15/17	245,000	247,125
3.20% 6/15/22	515,000	522,669
CareFusion 6.375% 8/1/19	2,085,000	2,462,613
Celgene
2.45% 10/15/15	330,000	338,290
3.95% 10/15/20	835,000	878,641
Coca-Cola Enterprises 1.125% 11/12/13	2,000,000	2,008,965
Community Health Systems
8.00% 11/15/19	110,000	117,700
8.875% 7/15/15	54,000	55,485
Constellation Brands 6.00% 5/1/22	265,000	285,538
Corrections Corp. of America 7.75% 6/1/17	344,000	374,100
Coventry Health Care 5.45% 6/15/21	1,205,000	1,356,981
Del Monte 7.625% 2/15/19	445,000	451,119
#Dole Food 144A 8.00% 10/1/16	123,000	128,996
Energizer Holdings 4.70% 5/24/22	935,000	977,474
#Express Scripts Holding 144A
2.65% 2/15/17	565,000	575,436
3.50% 11/15/16	295,000	310,909
3.90% 2/15/22	310,000	321,963
4.75% 11/15/21	335,000	371,412
Geo Group 6.625% 2/15/21	145,000	150,438
GlaxoSmithKline Capital 2.85% 5/8/22	745,000	759,441
HCA 7.50% 2/15/22	315,000	344,138
HCA Holdings 7.75% 5/15/21	355,000	382,513
#Heineken 144A 3.40% 4/1/22	985,000	1,010,899
#Highmark 144A
4.75% 5/15/21	405,000	415,139
6.125% 5/15/41	150,000	160,923
Iron Mountain 7.75% 10/1/19	75,000	81,375
Jarden
6.125% 11/15/22	215,000	227,900
7.50% 1/15/20	30,000	32,925
#Kinetic Concepts 144A 12.50% 11/1/19	260,000	237,900
Kraft Foods
•1.344% 7/10/13	1,195,000	1,199,674
#Kraft Foods Group 144A
3.50% 6/6/22	930,000	956,326
5.00% 6/4/42	580,000	616,297

Kroger 3.40% 4/15/22	855,000	856,030
LVB Acquisition
PIK 10.375% 10/15/17	158,000	169,653
11.625% 10/15/17	204,000	221,085
Molson Coors Brewing
3.50% 5/1/22	535,000	550,470
5.00% 5/1/42	355,000	385,068
#Multiplan 144A 9.875% 9/1/18	330,000	363,000
#Mylan 144A 6.00% 11/15/18	315,000	333,113
NBTY 9.00% 10/1/18	385,000	427,350
#Pernod-Ricard 144A
2.95% 1/15/17	405,000	410,392
4.45% 1/15/22	715,000	742,286
5.50% 1/15/42	475,000	488,226
Pfizer 5.35% 3/15/15	4,100,000	4,587,001
PHH 9.25% 3/1/16	535,000	571,113
Quest Diagnostics
4.70% 4/1/21	1,480,000	1,650,995
4.75% 1/30/20	135,000	149,779
RadNet Management 10.375% 4/1/18	125,000	125,625
#Reynolds Group 144A 9.00% 4/15/19	730,000	731,825
RSC Equipment Rental III 10.25% 11/15/19	278,000	314,140
#SABMiller Holdings 144A
2.45% 1/15/17	595,000	613,946
3.75% 1/15/22	1,845,000	1,966,015
Safeway 4.75% 12/1/21	975,000	968,753
Scotts Miracle-Gro 6.625% 12/15/20	125,000	134,688
Tops Markets 10.125% 10/15/15	117,000	124,898
Tyson Foods 4.50% 6/15/22	1,015,000	1,050,525
WellPoint
3.125% 5/15/22	790,000	798,015
4.625% 5/15/42	420,000	434,740
Western Union 3.65% 8/22/18	460,000	498,709
#Woolworths 144A
3.15% 4/12/16	305,000	318,166
4.55% 4/12/21	455,000	505,854
Yale University 2.90% 10/15/14	1,115,000	1,175,727
Zimmer Holdings
3.375% 11/30/21	1,200,000	1,237,246
4.625% 11/30/19	1,205,000	1,369,632
		55,063,133
Electric – 3.35%
AES 8.00% 6/1/20	133,000	153,283
Ameren Illinois 9.75% 11/15/18	1,930,000	2,606,372
#American Transmission Systems 144A 5.25% 1/15/22	1,225,000	1,383,103
*Appalachian Power 7.95% 1/15/20	1,000,000	1,340,512
Baltimore Gas & Electric 3.50% 11/15/21	565,000	598,074
#Calpine 144A 7.875% 7/31/20	225,000	249,188
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21	1,686,000	1,851,228
CMS Energy
4.25% 9/30/15	1,465,000	1,530,456
6.25% 2/1/20	575,000	641,430
ComEd Financing III 6.35% 3/15/33	680,000	686,176
Detroit Edison 2.65% 6/15/22	340,000	342,820
Dominion Resources 5.70% 9/17/12	3,000,000	3,030,840
Duquense Light Holdings 5.50% 8/15/15	756,000	800,654
Elwood Energy 8.159% 7/5/26	240,062	241,262
Entergy
3.625% 9/15/15	215,000	221,181
5.125% 9/15/20	4,400,000	4,575,731
Florida Power 5.65% 6/15/18	205,000	247,427
•FPL Group Capital 6.35% 10/1/66	1,205,000	1,230,233
GenOn Energy 9.875% 10/15/20	200,000	196,000
ϕGreat Plains Energy 5.292% 6/15/22	1,070,000	1,156,475
•Integrys Energy Group 6.11% 12/1/66	565,000	565,567
#Instituto Costarricense de Electricidad 144A 6.95% 11/10/21	541,000	557,511
Ipalco Enterprises 5.00% 5/1/18	405,000	412,088
Jersey Central Power & Light
5.625% 5/1/16	80,000	91,743
*7.35% 2/1/19	1,000,000	1,268,969

LG&E & KU Energy
3.75% 11/15/20		965,000	990,433
4.375% 10/1/21		1,230,000	1,325,864
*Mirant Americas 8.50% 10/1/21		210,000	190,050
NiSource Finance 5.80% 2/1/42		705,000	781,418
NRG Energy 7.875% 5/15/21		190,000	192,850
PacifiCorp 2.95% 2/1/22		760,000	782,076
@#Pedernales Electric Cooperative 144A 6.202% 11/15/32		620,000	679,804
Pennsylvania Electric 5.20% 4/1/20		1,105,000	1,248,511
PPL Capital Funding
4.20% 6/15/22		250,000	251,308
•6.70% 3/30/67		440,000	439,890
Public Service Oklahoma 5.15% 12/1/19		1,170,000	1,355,679
Puget Energy
6.00% 9/1/21		340,000	362,526
6.50% 12/15/20		3,800,000	4,146,312
•Puget Sound Energy 6.974% 6/1/67		1,295,000	1,307,264
SCANA 4.125% 2/1/22		740,000	748,158
Tokyo Electric Power 4.50% 3/24/14	EUR	1,100,000	1,389,706
•Wisconsin Energy 6.25% 5/15/67	USD	1,480,000	1,540,806
			43,710,978
Energy – 3.26%
Antero Resources Finance 9.375% 12/1/17		122,000	135,420
Apache 4.75% 4/15/43		950,000	1,059,661
BP Capital Markets
3.625% 5/8/14		500,000	524,347
4.75% 3/10/19		160,000	181,333
Comstock Resources 7.75% 4/1/19		110,000	101,750
#Continental Resources 144A 5.00% 9/15/22		190,000	193,088
Devon Energy
3.25% 5/15/22		260,000	265,065
4.75% 5/15/42		280,000	295,004
Ecopetrol 7.625% 7/23/19		892,000	1,128,380
#ENI 144A 4.15% 10/1/20		1,085,000	1,078,583
*Forest Oil 7.25% 6/15/19		207,000	190,958
Gazprom
*#144A 7.288% 8/16/37		900,000	1,026,000
10.50% 3/25/14		500,000	561,300
#Helix Energy Solutions Group 144A 9.50% 1/15/16		165,000	173,044
#Hercules Offshore 144A 10.50% 10/15/17		314,000	315,570
#Hilcorp Energy I 144A 7.625% 4/15/21		135,000	144,450
Holly 9.875% 6/15/17		217,000	239,785
Linn Energy
#144A 6.25% 11/1/19		60,000	58,875
#144A 6.50% 5/15/19		70,000	69,650
8.625% 4/15/20		125,000	135,313
Lukoil International Finance 6.125% 11/9/20		910,000	958,867
#Murray Energy 144A 10.25% 10/15/15		237,000	209,153
Newfield Exploration 5.625% 7/1/24		105,000	107,494
#NFR Energy Finance 144A 9.75% 2/15/17		205,000	171,175
Occidental Petroleum 2.70% 2/15/23		995,000	1,003,513
Pemex Project Funding Master Trust 6.625% 6/15/35		340,000	406,300
#Pertamina Persero 144A
4.875% 5/3/22		300,000	301,500
6.00% 5/3/42		800,000	794,000
Petrobras International Finance 5.375% 1/27/21		2,760,000	2,988,447
Petrohawk Energy 7.25% 8/15/18		855,000	962,713
Petroleos de Venezuela 9.00% 11/17/21		5,268,000	3,856,175
#Petroleos Mexicanos 144A 5.50% 6/27/44		1,090,000	1,117,250
Petroleum Development 12.00% 2/15/18		162,000	174,150
Pride International 6.875% 8/15/20		2,575,000	3,164,535
*Quicksilver Resources 9.125% 8/15/19		155,000	135,625
Range Resources
5.75% 6/1/21		95,000	99,750
8.00% 5/15/19		282,000	309,495
#Samson Investment 144A 9.75% 2/15/20		70,000	69,738
SandRidge Energy
7.50% 3/15/21		90,000	89,325
#144A 8.125% 10/15/22		140,000	141,575
#Sinopec Group Overseas Development 2012 144A 2.75% 5/17/17		700,000	713,607

Southwestern Energy 7.50% 2/1/18		2,300,000	2,762,522
Talisman Energy 5.50% 5/15/42		1,145,000	1,180,472
TNK-BP Finance
6.25% 2/2/15		2,100,000	2,212,979
*7.50% 3/13/13		4,600,000	4,784,000
Transocean
5.05% 12/15/16		1,435,000	1,558,020
6.375% 12/15/21		190,000	217,710
Weatherford Bermuda
4.50% 4/15/22		1,525,000	1,565,998
9.625% 3/1/19		775,000	1,011,322
#Woodside Finance 144A
8.125% 3/1/14		320,000	351,521
8.75% 3/1/19		890,000	1,153,848
			42,450,355
Finance Companies – 2.33%
American Express 7.00% 3/19/18		6,100,000	7,559,657
#BM&FBovespa 144A 5.50% 7/16/20		200,000	214,000
#CDP Financial 144A
4.40% 11/25/19		1,260,000	1,426,476
5.60% 11/25/39		880,000	1,093,958
•Credit Suisse USA 0.719% 4/12/13		4,000,000	3,994,660
FTI Consulting
6.75% 10/1/20		230,000	243,800
7.75% 10/1/16		5,000	5,194
General Electric Capital
2.30% 4/27/17		435,000	438,438
5.50% 2/1/17	NZD	720,000	603,553
5.875% 1/14/38	USD	350,000	403,209
6.00% 8/7/19		2,245,000	2,630,693
•7.125% 12/15/49		600,000	636,226
International Lease Finance
5.875% 4/1/19		265,000	265,622
6.25% 5/15/19		565,000	575,735
8.25% 12/15/20		180,000	206,581
ϕ8.75% 3/15/17		495,000	558,113
#IPIC GMTN 144A 5.50% 3/1/22		546,000	597,870
#LJ VP Holdings 144A 3.80% 6/18/19		595,000	601,303
Nuveen Investments 10.50% 11/15/15		349,000	355,980
SLM
5.375% 5/15/14		1,400,000	1,454,198
6.25% 1/25/16		1,300,000	1,371,500
•#SSIF Nevada 144A 1.167% 4/14/14		900,000	894,437
@#Stone Street Trust 144A 5.902% 12/15/15		2,300,000	2,355,018
Waha Aerospace 3.925% 7/28/20		1,785,000	1,864,457
			30,350,678
Insurance – 1.00%
Alleghany 4.95% 6/27/22		510,000	520,667
American International Group
#144A 3.75% 11/30/13		600,000	607,568
4.875% 6/1/22		285,000	292,189
5.85% 1/16/18		95,000	105,275
8.25% 8/15/18		2,360,000	2,856,006
•Chubb 6.375% 3/29/67		820,000	850,750
•#ILFC E-Capital Trust I 144A 4.28% 12/21/65		100,000	67,934
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		405,000	297,675
•ING Groep 5.775% 12/29/49		425,000	363,375
#Liberty Mutual Group 144A
4.95% 5/1/22		1,140,000	1,135,109
6.50% 5/1/42		410,000	416,373
•7.00% 3/15/37		180,000	161,100
MetLife 6.817% 8/15/18		500,000	610,631
#MetLife Capital Trust IV 144A 7.875% 12/15/37		300,000	334,500
#MetLife Capital Trust X 144A 9.25% 4/8/38		1,100,000	1,353,000
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22		200,000	208,084
@#NLV Financial 144A 6.50% 3/15/35		385,000	340,529
Prudential Financial
3.875% 1/14/15		290,000	303,842
4.50% 11/15/20		265,000	281,389
4.50% 11/16/21		80,000	83,190
6.00% 12/1/17		540,000	621,838

•#Symetra Financial 144A 8.30% 10/15/37	515,000	504,700
t=@‡#Twin Reefs Pass Through Trust 144A 0.00% 12/29/49	300,000	0
•XL Group 6.50% 12/31/49	275,000	224,813
•#ZFS Finance USA Trust II 144A 6.45% 12/15/65	500,000	502,500
		13,043,037
Natural Gas – 2.20%
AmeriGas Finance
6.50% 5/20/21	82,000	82,820
6.75% 5/20/20	60,000	61,350
7.00% 5/20/22	70,000	72,275
CenterPoint Energy 5.95% 2/1/17	830,000	947,349
#CNOOC Finance 2012 144A 3.875% 5/2/22	6,675,000	6,917,909
Copano Energy 7.75% 6/1/18	218,000	226,720
El Paso Pipeline 6.50% 4/1/20	930,000	1,083,987
•Enbridge Energy 8.05% 10/1/37	1,365,000	1,480,390
Energy Transfer Partners 9.70% 3/15/19	916,000	1,176,034
Enterprise Products Operating
•7.034% 1/15/68	1,360,000	1,456,867
9.75% 1/31/14	1,005,000	1,134,275
Inergy 6.875% 8/1/21	125,000	125,625
Kinder Morgan Energy Partners
3.95% 9/1/22	715,000	725,853
5.95% 2/15/18	1,000,000	1,161,016
9.00% 2/1/19	1,170,000	1,513,344
Plains All American Pipeline 8.75% 5/1/19	1,045,000	1,380,157
@Ras Laffan Liquefied Natural Gas II 5.298% 9/30/20	2,519,400	2,771,341
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	650,657	698,642
#Rockies Express Pipeline 144A
6.25% 7/15/13	1,000,000	1,032,500
6.85% 7/15/18	500,000	492,500
Southwest Gas 3.875% 4/1/22	415,000	438,284
•TransCanada PipeLines 6.35% 5/15/67	1,920,000	1,979,178
Williams Partners
4.00% 11/15/21	645,000	671,317
7.25% 2/1/17	915,000	1,097,453
		28,727,186
Real Estate – 1.47%
Alexandria Real Estate Equities 4.60% 4/1/22	980,000	1,005,341
American Tower 5.90% 11/1/21	2,230,000	2,486,089
Boston Properties 3.85% 2/1/23	755,000	763,707
Brandywine Operating Partnership 4.95% 4/15/18	755,000	774,151
Developers Diversified Realty
4.625% 7/15/22	265,000	262,055
4.75% 4/15/18	310,000	321,936
7.50% 4/1/17	625,000	717,770
7.875% 9/1/20	631,000	755,666
9.625% 3/15/16	145,000	176,268
Digital Realty Trust
5.25% 3/15/21	1,280,000	1,364,961
5.875% 2/1/20	425,000	468,867
HCP 5.375% 2/1/21	2,300,000	2,547,763
Liberty Property 4.125% 6/15/22	455,000	460,084
Mack-Cali Realty 4.50% 4/18/22	635,000	652,821
Qatari Diar Finance
3.50% 7/21/15	2,100,000	2,208,150
5.00% 7/21/20	500,000	562,500
#144A 5.00% 7/21/20	486,000	546,750
Regency Centers
4.80% 4/15/21	420,000	449,943
5.875% 6/15/17	285,000	319,658
UDR 4.625% 1/10/22	870,000	923,194
•#USB Realty 144A 1.614% 12/29/49	300,000	222,867
#WEA Finance 144A 4.625% 5/10/21	1,040,000	1,101,102
		19,091,643
Technology – 0.74%
*Amkor Technology 7.375% 5/1/18	125,000	130,469
Avaya
#144A 7.00% 4/1/19	320,000	298,400
9.75% 11/1/15	300,000	249,750
*10.125% 11/1/15	120,000	100,200

CDW 12.535% 10/12/17		180,000	196,200
Fidelity National Information Services 7.875% 7/15/20		75,000	84,750
First Data
*9.875% 9/24/15		320,000	325,600
10.55% 9/24/15		185,000	190,088
11.25% 3/31/16		160,000	151,600
GXS Worldwide 9.75% 6/15/15		514,000	515,285
Jabil Circuit 7.75% 7/15/16		82,000	93,890
#Lawson Software 144A 9.375% 4/1/19		60,000	64,350
National Semiconductor 6.60% 6/15/17		1,395,000	1,726,348
#Samsung Electronics America 144A 1.75% 4/10/17		745,000	743,916
#Seagate Technology International 144A 10.00% 5/1/14		735,000	819,525
Symantec
2.75% 6/15/17		590,000	593,319
4.20% 9/15/20		2,585,000	2,648,859
#Unisys 144A 12.75% 10/15/14		110,000	120,450
Xerox 6.35% 5/15/18		525,000	612,840
			9,665,839
Transportation – 0.74%
tAmerican Airlines 2011-1 Class A Pass Through Trust 5.25% 1/31/21		582,490	604,333
#Brambles USA 144A
3.95% 4/1/15		1,660,000	1,735,454
5.35% 4/1/20		320,000	358,546
Burlington Northern Santa Fe 5.65% 5/1/17		380,000	446,006
tContinental Airlines 2009-2 Class A Pass Through Trust 7.25% 11/10/19		811,571	915,046
tDelta Air Lines 2007-1 Class A Pass Through Trust 6.821% 8/10/22		366,467	393,952
tDelta Air Lines 2010-1 Class A Pass Through Trust 6.20% 7/2/18		449,642	486,738
t#Doric Nimrod Air Finance Alpha 2012-1 Class A Pass Through Trust 144A 5.125% 11/30/24		400,000	407,000
#ERAC USA Finance 144A 5.25% 10/1/20		1,365,000	1,522,718
#Penske Truck Leasing 144A 3.75% 5/11/17		730,000	736,557
Russian Railways 5.739% 4/3/17		1,000,000	1,069,930
tUAL 2009-1 Pass Through Trust 10.40% 11/1/16		364,022	415,458
tUAL 2009-2A Pass Through Trust 9.75% 1/15/17		250,466	284,905
#United Air Lines 144A 12.00% 11/1/13		282,000	295,395
			9,672,038
Total Corporate Bonds (cost $465,081,285)			484,173,419

Municipal Bonds – 0.67%
Bay Area California Toll Authority
6.918% 4/1/40		800,000	1,099,216
7.043% 4/1/50		3,000,000	4,297,559
California State 7.30% 10/1/39		200,000	250,846
Los Angeles, California Community College District Revenue Build America Bond 6.60% 8/1/42		800,000	1,062,464
New York City Transitional Finance Authority 5.508% 8/1/37		700,000	852,278
New York State Urban Development 5.77% 3/15/39		800,000	995,240
Oregon State Taxable Pension 5.892% 6/1/27		65,000	82,324
Sacramento County, California Public Finance Authority Revenue (Housing Tax County Project)
Series B 5.18% 12/1/13 (NATL-RE) (FGIC)		45,000	45,391
Total Municipal Bonds (cost $6,481,722)			8,685,318

Non-Agency Asset-Backed Securities – 1.23%
•Ally Master Owner Trust Series 2011-1 A1 1.119% 1/15/16		730,000	734,777
•American Express Credit Account Master Trust Series 2010-1 B 0.842% 11/16/15		405,000	405,811
#Avis Budget Rental Car Funding AESOP 144A Series 2011-2A A 2.37% 11/20/14		465,000	474,042
#Cabela's Master Credit Card Trust 144A Series 2012-1A A1 1.63% 2/18/20		635,000	642,800
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		685,000	831,904
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21		405,000	417,627
Centex Home Equity Series 2002-A AF6 5.54% 1/25/32		18,981	19,123
#CIT Equipment Collateral Series 2010-VT1A A3 144A 2.41% 5/15/13		45,326	45,402
•#Citibank Omni Master Trust Series 2009-A14A A14 144A 2.992% 8/15/18		400,000	420,049
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		769,169	743,158
Series 2006-3 A5 5.948% 11/25/36		900,000	756,173
•Countrywide Asset-Backed Certificates Series 2006-11 1AF6 5.668% 9/25/46		1,227,736	899,636
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		310,000	375,322
Series 2012-A1 A1 0.81% 8/15/17		685,000	685,883
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17		280,000	280,082
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	340,000	340,651

•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.792% 9/15/14	USD	385,000	386,244
GE Capital Credit Card Master Note Trust Series 2012-2 A 2.22% 1/15/22		555,000	566,741
#Golden Credit Card Trust 144A Series 2012-2A A1 1.77% 1/15/19		575,000	584,097
Harley-Davidson Motorcycle Trust Series 2008-1 A4 4.90% 12/15/13		59,720	59,928
•HSI Asset Securitization Trust Series 2006-HE1 2A1 0.295% 10/25/36		53,552	18,983
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		83,226	84,038
•Merrill Auto Trust Securitization Series 2007-1 A4 0.302% 12/15/13		1,561	1,561
•RASC Trust Series 2006-EMX1 A2 0.475% 1/25/36		203,789	184,175
•SLM Student Loan Trust
Series 2005-4 A2 0.546% 4/26/21		517,519	516,475
Series 2008-9 A1.966% 4/25/23		4,579,218	4,727,901
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		324,113	340,897
•#Trafigura Securitisation Finance Series 2012-1A A 144A 2.642% 10/15/15		500,000	501,650
•Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28		54,297	56,506
Total Non-Agency Asset-Backed Securities (cost $16,200,443)			16,101,636

Non-Agency Collateralized Mortgage Obligations – 3.79%
•ARM Trust
Series 2004-5 3A1 2.774% 4/25/35		2,609,600	2,382,830
Series 2005-10 3A31 5.132% 1/25/36		1,145,000	978,288
Series 2006-2 1A4 5.404% 5/25/36		1,440,000	942,909
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		64,589	65,331
Series 2005-6 7A1 5.50% 7/25/20		208,632	207,949
Bank of America Funding Securities Series 2006-5 2A10 5.75% 9/25/36		220,987	220,430
•Bear Stearns ARM Trust Series 2005-5 A1 2.22% 8/25/35		3,748,528	3,641,688
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18		71,560	74,601
•Series 2005-A1 3A1 5.034% 12/25/35		377,277	326,270
•Chaseflex Trust Series 2006-1 A4 6.23% 6/25/36		420,000	328,161
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		72,941	71,540
•Citigroup Mortgage Loan Trust Series 2004-UST1 A6 5.07% 8/25/34		65,327	66,064
Countrywide Alternative Loan Trust
Series 2003-21T1 A2 5.25% 12/25/33		64,517	64,951
Series 2004-14T2 A6 5.50% 8/25/34		71,829	72,332
Series 2004-J1 1A1 6.00% 2/25/34		4,831	4,934
Series 2004-J2 7A1 6.00% 12/25/33		6,485	6,484
Series 2008-2R 3A1 6.00% 8/25/37		2,945,023	2,333,183
tCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 3.101% 5/25/33		4,368	4,355
Series 2007-4 1A1 6.00% 5/25/37		3,697,993	2,963,069
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		3,360	3,558
Credit Suisse Capital Certificates
#Series 2005-1R 2A5 144A 5.75% 12/26/35		5,254,075	4,233,570
Series 2007-1 5A14 6.00% 2/25/37		848,711	663,357
•Series 2007-3 4A6 0.495% 4/25/37		1,302,109	990,485
@•✗Series 2007-3 4A12 6.505% 4/25/37		1,302,109	207,590
Series 2007-3 4A15 5.50% 4/25/37		578,177	515,717
Series 2007-5 3A19 6.00% 8/25/37		1,450,430	1,407,038
Series 2007-5 10A2 6.00% 4/25/29		578,053	589,773
•#Deutsche Mortgage Securities Series 2005-WF1 1A3 144A 5.248% 6/26/35		1,720,000	1,662,898
•First Horizon Asset Securities Series 2005-AR2 2A1 2.588% 6/25/35		362,997	297,295
GMAC Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36		360,442	338,181
•#GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27		13,463	14,279
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 4.966% 1/25/36		193,914	159,688
•Indymac INDA Mortgage Loan Trust Series 2006-AR1 A1 5.495% 8/25/36		449,574	436,357
•JPMorgan Mortgage Trust
Series 2006-A6 2A4L 5.056% 10/25/36		1,525,601	1,182,341
Series 2006-A7 2A2 2.72% 1/25/37		298,755	210,443
Series 2007-A1 6A1 3.088% 7/25/35		878,499	810,063
Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		4,409,581	4,019,024
MASTR Alternative Loans Trust
Series 2004-3 8A1 7.00% 4/25/34		5,628	5,679
Series 2004-5 6A1 7.00% 6/25/34		93,645	99,650
•MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33		4,005	3,886
Series 2005-6 7A1 5.318% 6/25/35		119,590	119,435
Series 2006-2 4A1 4.51% 2/25/36		30,016	26,060
MASTR Asset Securitization Trust Series 2003-9 2A7 5.50% 10/25/33		171,283	178,757
•Merrill Lynch Mortgage Investors Series 2005-A5 A2 2.575% 6/25/35		460,000	420,808

•Opteum Mortgage Acceptance Series 2006-1 2A1 5.75% 4/25/36		3,733,817	3,543,471
RALI Trust Series 2004-QS2 CB 5.75% 2/25/34		73,131	73,655
RFMI Trust I Series 2004-S9 2A1 4.75% 12/25/19		524,973	537,901
•Sequoia Mortgage Trust Series 2007-1 4A1 5.371% 9/20/46		1,738,066	1,345,088
•Structured ARM Loan Trust
Series 2005-22 1A4 2.67% 12/25/35		2,009,443	868,684
Series 2006-1 7A4 5.444% 2/25/36		1,296,348	767,179
Structured Asset Securities Series 2005-6 4A1 5.00% 5/25/35		171,383	169,349
tWashington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35		81,483	49,931
tWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		125,337	130,614
•Series 2005-AR16 1A3 2.447% 12/25/35		1,225,000	980,979
•Series 2007-HY1 3A3 5.366% 2/25/37		836,944	732,910
•Series 2007-HY7 4A1 5.238% 7/25/37		1,665,594	1,370,949
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-18 1A1 5.50% 1/25/36		47,857	44,199
•Series 2005-AR13 A1 5.248% 5/25/35		459,292	459,384
Series 2006-2 3A1 5.75% 3/25/36		304,967	292,880
Series 2006-3 A1 5.50% 3/25/36		220,819	220,131
Series 2006-3 A11 5.50% 3/25/36		274,120	267,555
Series 2006-6 1A3 5.75% 5/25/36		281,286	269,039
•Series 2006-AR5 2A1 2.615% 4/25/36		139,721	109,946
•Series 2006-AR11 A6 5.112% 8/25/36		2,078,956	1,785,615
•Series 2006-AR17 A1 2.611% 10/25/36		1,235,480	942,299
Series 2007-10 1A36 6.00% 7/25/37		1,178,354	1,065,716
Series 2007-13 A9 6.00% 9/25/37		285,386	16,580
Total Non-Agency Collateralized Mortgage Obligations (cost $52,144,024)			49,395,355

ΔRegional Bonds – 1.54%
Australia – 1.06%
New South Wales Treasury 6.00% 4/1/19	AUD	3,538,000	4,152,697
Queensland Treasury
6.00% 9/14/17	AUD	1,558,000	1,779,746
6.25% 6/14/19	AUD	6,268,000	7,390,663
Western Australia Treasury 7.00% 7/15/21	AUD	366,000	461,471
			13,784,577
Canada – 0.48%
Ontario Province
3.15% 6/2/22	CAD	2,987,000	3,032,125
4.00% 6/2/21	CAD	2,752,000	2,996,181
Quebec Province 4.25% 12/1/21	CAD	214,000	235,664
			6,263,970
Total Regional Bonds (cost $19,170,405)			20,048,547

Securities Sold Short – (0.67%)
Fannie Mae S.F. 30 yr TBA
5.50% 7/1/42	USD	(7,000,000)	(7,635,468)
6.50% 7/1/42		(1,000,000)	(1,125,313)
Total Securities Sold Short (proceeds $8,743,125)			(8,760,781)

«Senior Secured Loans – 2.28%
Alliance HealthCare Services 7.25% 6/1/16		145,443	136,171
Allied Security Holdings Tranche Loan 2L 8.50% 1/21/18		150,000	150,656
Anchor Glass Container 6.00% 2/3/16		278,500	279,544
Aspect Software Tranche B 6.25% 5/7/16		204,640	203,566
Autoparts Holdings
1st Lien 6.50% 7/5/17		114,138	110,285
2nd Lien 10.50% 7/5/18		135,000	118,350
Avaya
Tranche B1 3.034% 10/26/14		184,512	174,490
Tranche B-3 4.814% 10/27/17		324,143	288,003
Avis Budget Car Rental Tranche B 6.25% 6/13/18		147,271	147,666
Bausch & Lomb
4.75% 6/27/15		400,000	398,500
Tranche B 4.75% 4/17/19		415,000	413,444
BNY ConvergEx Group
8.75% 11/29/17		100,497	95,472
8.75% 12/16/17		239,503	227,528
Brickman Group Holdings Tranche B1 5.50% 10/14/16		250,506	251,133

Brock Holdings III
10.00% 2/15/18	385,000	381,150
Tranche B 6.00% 2/15/17	140,299	140,093
Burlington Coat Factory Warehouse 5.75% 5/1/17	433,053	431,669
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18	570,000	509,081
Cengage Learning Acquisitions 7.50% 7/7/14	242,536	232,303
Chesapeake Energy 8.50% 12/2/17	480,000	476,647
Chrysler Group 6.00% 4/28/17	555,407	560,267
Clear Channel Communications
Tranche A 3.639% 7/30/14	688,916	630,930
Tranche B 3.889% 1/29/16	204,333	163,765
Consolidated Container
5.75% 9/28/14	365,000	363,814
Tranche B 6.25% 6/17/19	575,000	576,078
Covanta Energy Tranche B 4.00% 3/1/19	54,863	54,794
DaVita Tranche B 4.50% 10/20/16	1,185,000	1,186,178
Delos Aircraft Tranche 2 4.75% 3/17/16	85,000	85,390
Delta Air Lines Tranche B 5.50% 3/29/17	480,996	481,147
Dynegy Power Tranche 1st Lien 9.25% 8/5/16	238,400	248,320
Emdeon Tranche B 5.00% 11/2/18	298,502	298,954
Energy Transfer Equity 3.75% 2/16/17	155,000	152,370
EP Energy 1st Lien 6.50% 5/1/18	230,000	232,875
Equipower Resources Holdings
1st Lien 8.35% 11/23/18	105,000	105,263
2nd Lien 10.00% 5/23/19	70,000	70,197
First Data Tranche B2
2.995% 9/24/14	265,000	255,795
5.00% 3/24/17	376,681	359,966
Frac Tech International Tranche B 6.25% 4/19/16	379,334	347,521
Fresenius Medical Care Tranche B 1.744% 3/31/13	1,973,753	1,972,519
Generac Power Systems Tranche B 6.25% 5/8/13	195,000	194,818
GenOn Energy Tranche B 6.00% 6/20/17	156,798	155,769
Goodman Global Tranche B 5.75% 10/28/16	72,896	73,037
HCA Tranche B 2.619% 11/18/13	1,000,000	996,249
Hologic 7.50% 4/29/19	250,000	250,625
Houghton International Tranche B 6.75% 1/11/16	231,055	232,788
IASIS Healthcare Tranche B 5.00% 4/18/18	551,724	542,758
Immucor Tranche B 7.25% 7/2/18	417,598	420,601
Ineos US Finance 6.50% 5/4/18	403,988	396,413
Intelsat Jackson Holding Tranche B 5.25% 4/3/18	765,000	765,715
Kinetic Concepts Tranche B 7.00% 1/12/18	472,625	477,351
Knology Tranche B 4.00% 8/8/17	330,000	329,551
Kronos Tranche C 6.25% 12/28/17	109,450	109,769
Landry's Tranche B 6.50% 3/22/18	473,813	475,739
Lawson Software Tranche B 6.25% 3/16/18	300,000	302,039
Level 3 Financing
Tranche B 5.75% 9/1/18	35,000	35,060
Tranche B2 5.75% 4/11/18	400,000	400,688
Lord & Taylor 5.75% 12/2/18	149,625	149,921
LPL Holdings Tranche B 4.00% 3/6/19	149,625	148,578
Misys
1st Lien 7.25% 3/19/18	180,000	176,663
2nd Lien 12.00% 3/19/19	180,000	176,925
Momentive Performance Material 3.93% 5/5/15	68,832	66,915
MTL Publishing Tranche B 5.50% 11/14/17	170,000	171,204
Multiplan 4.75% 8/26/17	339,427	335,926
Nuveen Investments
5.863% 5/13/17	260,074	256,628
8.25% 3/1/19	853,000	857,798
Tranche B
3.257% 11/13/14	80,000	79,625
7.25% 5/13/17	185,000	185,771
NXP 5.25% 2/13/19	343,725	342,866
OSI Restaurant Partners
2.563% 6/13/14	651,296	642,748
2.593% 6/14/13	63,448	62,615
Party City Holdings 9.50% 6/28/13	350,000	350,000
PF Chang’s China Bistro Tranche B 6.25% 5/15/19	145,000	145,521
Pharmaceutical Product Development 6.25% 11/10/18	203,975	205,454
Pinnacle Entertainment Tranche B 4.50% 3/5/19	124,688	124,765
Pinnacle Foods Finance Tranche E 4.75% 10/17/18	114,713	113,852

PQ 6.74% 7/30/15		937,000	892,933
Prestige Brands 4.00% 12/20/18		98,333	98,956
Protection One 5.75% 3/31/19		230,000	229,710
Remy International Tranche B 6.25% 12/16/16		86,544	86,760
Reynolds Group Holdings 6.50% 7/7/18		665,208	671,963
RGIS Services 5.50% 5/3/17		189,525	187,985
Roundy's Supermarkets Tranche B 5.75% 1/24/19		94,763	95,067
Sensus USA 2nd Lien 8.50% 4/13/18		465,000	463,840
ServiceMaster
2.50% 7/24/14		16,711	16,534
Tranche B 3.00% 7/24/14		283,245	280,260
Sophia Tranche B 6.25% 6/5/18		99,750	100,509
Swift Transportation Tranche B2 1.25% 12/15/17		262,509	263,903
Taminco Global Chemical 5.25% 2/15/19		329,175	328,815
Toys R Us Delaware Tranche B 6.00% 9/1/16		618,135	583,365
Truven Health Analytics Tranche B 6.75% 5/14/19		180,000	180,225
Univision Communications 4.489% 3/29/17		383,257	363,587
US TelePacific 5.75% 2/10/17		207,974	193,416
Visant 5.25% 12/31/16		116,814	113,638
Yankee Candle 5.25% 3/2/19		84,788	84,745
Zayo Group Tranche B 7.125% 3/18/19		460,000	462,383
Total Senior Secured Loans (cost $29,612,029)			29,763,233

ΔSovereign Bonds – 6.42%
Brazil – 1.22%
#Banco Nacional de Desenvolvimento Economico e Social 144A
6.369% 6/16/18		1,500,000	1,766,250
6.50% 6/10/19		2,500,000	2,993,750
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/13	BRL	401,000	201,890
10.00% 1/1/14	BRL	1,218,000	622,827
10.00% 1/1/17	BRL	15,800,000	8,065,097
Republic of Brazil
5.625% 1/7/41	USD	927,000	1,141,601
8.875% 10/14/19		820,000	1,166,450
			15,957,865
Canada – 0.19%
Canadian Government
3.75% 6/1/19	CAD	1,137,000	1,284,457
4.00% 6/1/17	CAD	1,045,000	1,158,887
			2,443,344
Chile – 0.22%
Chile Government International Bond 5.50% 8/5/20	CLP	1,354,000,000	2,896,195
			2,896,195
Colombia – 0.09%
Republic of Colombia 6.125% 1/18/41	USD	918,000	1,197,990
			1,197,990
Finland – 0.07%
Finnish Government 4.00% 7/4/25	EUR	626,000	932,855
			932,855
Germany – 0.08%
Deutschland Republic 2.50% 1/4/21	EUR	705,375	975,174
			975,174
Indonesia – 0.25%
Indonesia Government
7.00% 5/15/22	IDR	11,876,000,000	1,346,949
11.00% 11/15/20	IDR	7,060,000,000	993,374
#Republic of Indonesia 144A 5.25% 1/17/42	USD	914,000	960,843
			3,301,166
Ireland – 0.06%
#VEB Finance 144A 6.025% 7/5/22		770,000	774,766
			774,766
Malaysia – 0.04%
Malaysian Government 4.262% 9/15/16	MYR	1,380,000	454,462
			454,462
Mexico – 0.64%
Mexican Bonos
6.50% 6/10/21	MXN	5,990,900	487,815
7.50% 6/3/27	MXN	6,827,000	582,106
8.50% 5/31/29	MXN	51,498,500	4,721,213
10.00% 12/5/24	MXN	16,700,000	1,756,657
United Mexican 4.75% 3/8/44	USD	690,000	745,200
			8,292,991

Norway – 1.00%
Norwegian Government
3.75% 5/25/21	NOK	2,484,000	481,332
4.25% 5/19/17	NOK	4,293,000	814,416
*4.50% 5/22/19	NOK	24,123,000	4,795,322
5.00% 5/15/15	NOK	37,790,000	6,995,882
			13,086,952
Panama – 0.14%
Panama Government International Bond
6.70% 1/26/36	USD	302,000	409,210
7.125% 1/29/26		340,000	460,700
7.25% 3/15/15		234,000	267,930
8.875% 9/30/27		451,000	702,433
			1,840,273
Peru – 0.15%
Republic of Peru
5.625% 11/18/50		300,000	365,250
7.125% 3/30/19		1,218,000	1,571,220
			1,936,470
Philippines – 0.17%
Philippines Republic
5.00% 1/13/37		710,000	775,675
6.50% 1/20/20		520,000	648,700
9.50% 10/21/24		507,000	770,640
			2,195,015
Poland – 0.10%
Poland Government Bond
5.00% 10/24/13	PLN	672,000	202,583
5.25% 10/25/17	PLN	3,770,000	1,156,624
			1,359,207
Qatar – 0.47%
Qatar Government International Bond 4.00% 1/20/15	USD	5,800,000	6,124,800
			6,124,800
Republic of Korea – 0.20%
Korea Treasury Inflation-Linked Bond 2.75% 6/10/20	KRW	712,211,042	708,235
Republic of Korea
5.75% 4/16/14	USD	900,000	970,326
7.125% 4/16/19		700,000	886,290
			2,564,851
Russia – 0.15%
Russia-Eurobond 7.50% 3/31/30		1,575,313	1,895,243
			1,895,243
South Africa – 0.45%
#Eskom Holdings 144A 5.75% 1/26/21		995,000	1,093,256
Republic of South Africa
7.25% 1/15/20	ZAR	4,745,000	584,609
8.00% 12/21/18	ZAR	28,543,000	3,700,785
10.50% 12/21/26	ZAR	3,556,000	529,205
			5,907,855
Turkey – 0.03%
Turkey Government International Bond 5.625% 3/30/21	USD	360,000	394,650
			394,650
United Kingdom – 0.62%
United Kingdom Gilt
3.75% 9/7/21	GBP	300,000	553,256
4.00% 3/7/22	GBP	2,070,401	3,896,824
4.25% 12/7/27	GBP	478,000	930,125
4.50% 3/7/19	GBP	515,000	980,592
4.75% 3/7/20	GBP	910,500	1,777,035
			8,137,832
Uruguay – 0.08%
Uruguay Government International Bond 8.00% 11/18/22	USD	711,750	1,005,347
			1,005,347
Total Sovereign Bonds (cost $81,285,757)			83,675,303

Supranational Banks – 0.19%
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	6,860,000	1,196,326
3.625% 6/22/20	NOK	4,020,000	705,123
6.00% 2/15/17	AUD	530,000	598,117
Total Supranational Banks (cost $2,338,537)			2,499,566

U.S. Treasury Obligations – 15.53%
∞U.S. Treasury Bond 3.125% 2/15/42	USD	15,120,000	16,242,191
U.S. Treasury Inflation Indexed Bonds
0.125% 1/15/22		23,482,767	24,867,875
1.75% 1/15/28		3,624,324	4,549,944
2.00% 1/15/26		1,622,950	2,075,221
2.375% 1/15/25		1,708,882	2,254,789
2.375% 1/15/27		456,372	613,535
2.50% 1/15/29		1,393,158	1,936,816
U.S. Treasury Inflation Indexed Notes
*0.625% 7/15/21		612,516	682,764
1.125% 1/15/21		841,440	969,365
1.25% 7/15/20		1,793,534	2,084,703
U.S. Treasury Notes
0.75% 6/30/17		9,550,000	9,561,193
*0.875% 2/28/17		15,200,000	15,334,186
*1.75% 5/15/22		50,145,000	50,560,250
*2.00% 11/15/21		5,600,000	5,806,937
*2.00% 2/15/22		62,700,000	64,821,015
Total U.S. Treasury Obligations (cost $197,454,506)			202,360,784

		Number of
		Shares
Common Stock – 0.00%
=†Century Communications		1,975,000	0
†Delta Air Lines		29	318
†GenOn Energy		343	586
=∏†PT Holdings		295	3
Total Common Stock (cost $244,598)			907

Convertible Preferred Stock – 0.10%
*Apache 6.00% exercise price $109.12, expiration date 8/1/13		4,350	218,544
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		2,829	157,186
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		71	69,243
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49		62	52,933
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		329	348,821
PPL 9.50% exercise price $28.80, expiration date 7/1/13		5,700	304,722
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		1,560	168,383
Total Convertible Preferred Stock (cost $1,466,821)			1,319,832

Preferred Stock – 0.25%
Alabama Power 5.625%		19,190	490,305
#Ally Financial 144A 7.00%		500	445,484
*BB&T 5.85%		15,975	419,344
•PNC Bank 8.25%		875,000	908,223
•PNC Financial Services Group 6.125%		15,000	395,250
=†PT Holdings		59	0
•US Bancorp 6.50%		19,200	548,736
Total Preferred Stock (cost $3,077,283)			3,207,342

Warrant – 0.00%
=@∏PT Holdings		59	1
Total Warrant (cost $1,416)			1

		Principal
		Amount°
Short-Term Investments – 15.05%
≠Discount Notes – 6.62%
Fannie Mae
0.07% 7/25/12	USD	4,248,579	4,248,381
0.10% 8/20/12		8,456,005	8,455,548
Federal Home Loan Bank
0.02% 7/5/12		12,235,352	12,235,328
0.05% 7/31/12		9,701,159	9,701,003
0.06% 7/27/12		19,385,607	19,385,335
0.065% 7/25/12		21,744,870	21,744,588
0.07% 8/2/12		9,414,110	9,413,790
0.08% 8/1/12		1,138,628	1,138,591
			86,322,564

Repurchase Agreements – 1.50%
Bank of America 0.12%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $16,310,831
(collateralized by U.S. government obligations 0.875%-1.00%
12/31/16-3/31/17; market value $16,636,881)	16,310,668	16,310,668

BNP Paribas 0.10%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $3,262,160
(collateralized by U.S. government obligations 1.375%-2.50%
2/15/13-11/30/15; market value $3,327,376)	3,262,133	3,262,133
		19,572,801
≠U.S. Treasury Obligations – 6.93%
U.S. Treasury Bills
0.08% 9/20/12	36,800,000	36,794,260
0.103% 1/10/13	1,000,000	999,227
0.124% 9/13/12	10,600,000	10,598,389
0.135% 9/6/12	600,000	599,929
0.14% 2/7/13	11,400,000	11,389,033
0.14% 4/4/13	400,000	399,472
0.17% 3/7/13	5,600,000	5,593,834
0.172 5/30/13	18,400,000	18,368,242
0.18% 9/27/12	400,000	399,920
0.185% 5/2/13	5,200,000	5,191,888
		90,334,194
Total Short-Term Investments (cost $196,227,310)		196,229,559

Total Value of Securities before Securities Lending Collateral – 103.06%
(cost $1,301,802,614)		1,343,188,688

	Number of
	Shares
**Securities Lending Collateral – 1.21%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	232,649	232,649
Delaware Investments Collateral Fund No.1	15,570,709	15,570,709
†@Mellon GSL Reinvestment Trust II	1,198,247	0
Total Securities Lending Collateral (cost $17,001,605)		15,803,358

Total Value of Securities – 104.27%
(cost $1,318,804,219)		1,358,992,046	©
**Obligation to Return Securities Lending Collateral – (1.31%)		(17,001,605)
Other Liabilities Net of Receivables and Other Assets – (2.96%)		(38,605,469	)«
Net Assets Applicable to 132,157,246 Shares Outstanding – 100.00%		$1,303,384,972

°Principal amount shown is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.
@Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $25,859,338, which represented 1.98% of the Fund’s net assets. See Note 5 in “Notes.”
^Zero coupon security. The rate shown is the yield at the time of purchase.
✗Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $156,306,321, which represented 11.99% of the Fund’s net assets. See Note 5 in "Notes."
*Fully or partially on loan.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2012.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $42,905, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2012.
∞Fully or partially pledged as collateral for futures contracts.

†Non income producing security.
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2012, the aggregate value of restricted securities was $4, which represented 0.00% of the Fund's net assets.
≠The rate shown is the effective yield at the time of purchase.
** See Note 4 in "Notes" for additional information on securities lending collateral and non-cash collateral.
©Includes $132,434,453 of securities loaned.
«Includes foreign currency valued at $5,783,990 with a cost of $5,723,964.

The following foreign currency exchange contracts, futures contract and swap contracts were outstanding at June 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(2,009,806)	USD	1,957,371	7/13/12	$(97,442)
BAML	BRL	1,401,762	USD	(682,123)	7/13/12	13,816
BAML	CLP	(769,348,000)	USD	1,501,518	7/13/12	(36,163)
BAML	EUR	(4,736,232)	USD	5,956,616	7/13/12	(35,173)
BAML	HUF	(1,875,796,700)	USD	7,933,859	7/13/12	(353,353)
BAML	JPY	(123,293,865)	USD	1,552,552	7/13/12	9,806
BAML	MXN	(19,670,268)	USD	1,448,202	7/13/12	(23,787)
BAML	NOK	(7,986,997)	USD	1,326,413	7/13/12	(13,656)
BAML	NZD	(410,350)	USD	308,323	7/13/12	(19,766)
BAML	ZAR	(4,757,000)	USD	566,458	7/13/12	(14,671)
BCLY	AUD	(1,659,128)	USD	1,617,036	7/13/12	(79,246)
BCLY	JPY	77,686,984	USD	(977,761)	7/13/12	(5,683)
BCLY	PLN	(6,769,422)	USD	1,980,000	7/13/12	(47,721)
CITI	CAD	33,462,000	USD	(32,442,558)	9/20/12	364,343
CITI	CNY	7,820,211	USD	(1,213,000)	2/1/13	11,620
CITI	EUR	(2,146,052)	USD	2,700,944	7/13/12	(14,019)
CITI	EUR	(18,975,000)	USD	23,673,969	9/14/12	(346,928)
CITI	HUF	(462,782,430)	USD	1,980,000	7/13/12	(64,559)
CITI	JPY	77,620,704	USD	(977,751)	7/13/12	(6,503)
CITI	KRW	6,376,334,319	USD	(5,492,103)	9/28/12	61,373
CITI	MYR	45,446	USD	(14,215)	7/16/12	102
CITI	MYR	(45,446)	USD	14,148	10/16/12	(101)
CITI	PHP	(164,340)	USD	3,756	10/31/12	(128)
CITI	SGD	14,067,769	USD	(11,253,675)	8/3/12	(150,047)
GSC	BRL	6,617,252	USD	(3,212,251)	7/13/12	73,044
GSC	GBP	(1,500,947)	USD	2,354,987	7/13/12	4,433
GSC	NOK	(2,380,480)	USD	396,220	7/13/12	(3,180)
HSBC	AUD	(1,667,429)	USD	1,670,096	7/3/12	(36,346)
HSBC	AUD	(2,981,403)	USD	2,907,166	7/13/12	(141,001)
HSBC	CAD	1,920,809	USD	(1,868,618)	7/13/12	17,539
HSBC	CLP	(785,545,814)	USD	1,530,126	7/13/12	(39,929)
HSBC	EUR	(1,774,842)	USD	2,233,106	7/13/12	(12,240)
HSBC	GBP	(500,000)	USD	777,575	7/13/12	(5,448)
HSBC	JPY	143,932,561	USD	(1,809,800)	7/13/12	(8,809)
HSBC	NOK	(19,482,027)	USD	3,246,897	7/13/12	(21,825)
JPMC	AUD	(13,349,000)	USD	12,954,177	7/19/12	(685,723)
JPMC	BRL	3,354,750	USD	(1,638,862)	7/13/12	26,685
JPMC	BRL	(17,071,054)	USD	8,400,282	8/2/12	(39,189)
JPMC	CAD	(1,666,732)	USD	1,622,914	7/13/12	(13,751)
JPMC	CAD	(38,583,000)	USD	37,835,812	9/20/12	8,167
JPMC	CHF	1,857,116	USD	(1,945,204)	7/13/12	11,223
JPMC	CNY	1,460,028	USD	(229,150)	2/1/13	(514)
JPMC	CNY	10,338,900	USD	(1,740,000)	4/10/13	(122,569)
JPMC	EUR	(310,921)	USD	391,201	7/13/12	(2,144)
JPMC	EUR	32,000	USD	(40,316)	9/14/12	194
JPMC	GBP	(4,106,000)	USD	6,346,652	9/12/12	(82,429)
JPMC	IDR	(2,408,960,000)	USD	250,412	7/13/12	(5,588)
JPMC	IDR	(460,768,000)	USD	46,779	1/30/13	(869)
JPMC	INR	534,380	USD	(11,497)	7/12/12	(1,898)
JPMC	JPY	(432,716,000)	USD	5,530,037	9/10/12	111,095
JPMC	MXN	(22,520,545)	USD	1,722,808	8/15/12	43,123
JPMC	MYR	(45,446)	USD	14,736	7/16/12	419
JPMC	NOK	(18,192,515)	USD	3,026,789	7/13/12	(25,576)
JPMC	TWD	(115,930)	USD	3,926	11/30/12	26
MSC	BRL	3,449,045	USD	(1,687,982)	7/13/12	24,380
MSC	CNY	55,270,000	USD	(8,600,000)	4/10/13	46,509
MSC	EUR	(2,410,536)	USD	3,035,253	7/13/12	(14,307)
MSC	GBP	(581,463)	USD	912,065	7/13/12	1,467
MSC	JPY	34,518,576	USD	(434,565)	7/13/12	(2,642)
MSC	NOK	(16,608,300)	USD	2,763,614	7/13/12	(22,949)
MSC	PLN	(6,869,999)	USD	2,010,000	7/13/12	(47,848)
UBS	ZAR	(8,755,240)	USD	1,063,523	7/3/12	(7,706)
						$(1,824,062)

Futures Contract

				Unrealized
				Appreciation
Contract to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
31 Long Gilt	$5,738,968	$5,782,683	9/26/12	$43,715

Swap Contracts
CDS Contracts

						Unrealized
	Swap	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
Protection Purchased:
BAML	ITRAXX Europe Subordinate
	Financials 17.1 5 yr CDS	EUR	7,090,000	5.00%	6/20/17	$504,633
BAML	Kingdom of Spain 5 yr CDS	USD	1,951,000	1.00%	12/20/15	102,996
BCLY	ITRAXX Europe Subordinate
	Financials 17.1 5 yr CDS	EUR	6,840,000	5.00%	6/20/17	484,744
BCLY	Kingdom of Belgium 5 yr CDS	USD	981,000	1.00%	6/20/17	(20,148)
	Kingdom of Spain
BCLY	5 yr CDS		1,462,000	1.00%	3/20/15	89,662
BCLY	5 yr CDS		730,000	1.00%	3/21/16	42,458
	Republic of France
BCLY	5 yr CDS		2,504,000	0.25%	9/20/16	(32,480)
BCLY	5 yr CDS		1,322,000	0.25%	6/20/17	(15,361)
CITI	Credit Agricole-London Senior 5 yr CDS	EUR	2,600,000	1.00%	12/20/16	35,535
CITI	ITRAXX Europe Crossover 17.1 5 yr CDS	EUR	9,300,000	5.00%	6/20/17	(122,209)
GSC	Republic of France 5 yr CDS	USD	890,000	0.25%	9/20/16	(10,062)
JPMC	ITRAXX Europe Crossover 17.1 5 yr CDS	EUR	7,685,000	5.00%	6/20/17	102,314
JPMC	Kingdom of Belgium 5 yr CDS	USD	907,000	1.00%	3/20/17	(37,375)
JPMC	Kingdom of Spain 5 yr CDS		3,436,000	1.00%	3/20/17	192,086
JPMC	MeadWestvaco 5 yr CDS		725,000	1.00%	12/20/16	(22,640)
	Republic of France
JPMC	5 yr CDS		1,126,000	0.25%	12/20/16	(15,138)
JPMC	5 yr CDS		1,309,000	0.25%	6/20/17	(20,575)
JPMC	Republic of Italy 5 yr CDS		907,000	1.00%	3/20/17	(12,726)
	Japan
MSC	5 yr CDS		2,250,000	1.00%	3/20/17	(56,532)
MSC	5 yr CDS		1,420,000	1.00%	9/20/16	(25,036)
MSC	Kingdom of Belgium 5 yr CDS		2,932,000	1.00%	12/20/16	(107,445)
	Kingdom of Spain
MSC	5 yr CDS		1,631,000	1.00%	6/20/16	132,439
MSC	5 yr CDS		1,880,000	1.00%	3/20/17	84,879
MSC	5 yr CDS		950,000	1.00%	6/20/17	11,115
MSC	Republic of France 5 yr CDS		1,990,000	0.25%	9/20/16	(21,899)
MSC	Republic of Italy 5 yr CDS		1,460,000	1.00%	9/20/16	66,698
						$1,329,933
Protection Sold / Moody’s Rating:
CITI	NRG Energy Senior/ Baa	USD	1,200,000	5.00%	6/20/17	$33,229
CITI	Republic of Brazil 5 yr CDS / Baa	USD	2,000,000	1.00%	3/20/17	(20,916)
CITI	Republic of Italy 5 yr CDS/ Baa	EUR	1,000,000	1.00%	6/20/17	24,715
JPMC	Georgia Pacific 5 yr CDS / Baa	USD	725,000	1.00%	12/20/16	18,627
MSC	People's Republic of China 5 yr CDS/Aa		2,700,000	1.00%	9/20/16	14,711
						$70,366
Total						$1,400,299

Interest Rate Swap Contracts

						Unrealized
		Fixed Deal		Receive	Maturity	Appreciation
Counterparty	Swap Referenced	Notional Amount		Rate	Date	(Depreciation)
CITI	3-Month LIBOR	CAD	27,600,000	3.00%	6/15/22	$92,189
CITI	3-Month LIBOR	USD	4,100,000	2.50%	6/20/22	(277,292)
CITI	3-Month LIBOR		37,700,000	4.00%	9/21/21	1,282,981
CITI	6-Month LIBOR	AUD	6,100,000	4.00%	3/15/23	(21,458)
CITI	6-Month LIBOR	AUD	9,400,000	4.75%	6/15/22	631,171
CITI	6-Month LIBOR	AUD	3,200,000	5.75%	12/15/21	484,577
JPMC	6-Month LIBOR	AUD	10,900,000	4.75%	6/15/22	719,848
JPMC	Brazil CETIP Interbank Deposit	BRL	18,700,000	9.31%	1/2/15	110,965
JPMC	Brazil CETIP Interbank Deposit	BRL	21,100,000	9.98%	1/2/15	345,251
MSC	Brazil CETIP Interbank Deposit	BRL	48,700,000	10.605%	1/2/15	842,982
Total						$4,211,214

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CHF – Swiss Franc
CITI – Citigroup Global Markets
CLP – Chilean Peso
CNY – China Renminbi
EUR – European Monetary Unit
FGIC – Insured by Financial Guaranty Insurance Company
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
HUF – Hungarian Forint
IDR – Indonesia Rupiah
INR – Indian Rupee
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MYR – Malaysian Ringgit
MXN – Mexican Pesos
NATL-RE – Insured by National Public Finance Guarantee Corporation
NCUA – National Credit Union Administration
NOK – Norwegian Krone
NZD – New Zealand Dollar
PHP – Philippine Peso
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
TWD – Taiwan Dollar
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuation provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2009–March 31, 2012), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,319,414,831
Aggregate unrealized appreciation	$59,304,214
Aggregate unrealized depreciation	(19,726,999)
Net unrealized appreciation	$39,577,215

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$-	$306,245,686	$842,301	$307,087,987
Common Stock	904	-	3907
Corporate Debt	2,370,320	525,333,934	449,901	528,154,155
Foreign Debt	-	106,223,416	-	106,223,416
Municipal Bonds	-	8,685,318	-	8,685,318
U.S. Treasury Obligations	-	202,360,784	-	202,360,784
Other	1,853,634	1,353,708	1	3,207,343
Securities Sold Short	-	(8,760,781)	-	(8,760,781)

Short-Term Investments		-	196,229,559	-	196,229,559
Securities Lending Collateral		-	15,803,358	-	15,803,358
Total		$4,224,858	$1,353,474,982	$1,292,206	$1,358,992,046

Foreign Currency Exchange Contracts		$-	$(1,824,062)	$-	$(1,824,062)
Futures Contracts	$43,715	$-	$-	$43,715
Swap Contracts	$-	$4,312,315		$1,299,198	$5,611,513

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the period ended June 30, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended June 30, 2012 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at March 31, 2012	8,200,097	$286,829
Options written	260	91,799
Options expired	(8,200,097)	(286,829)
Options terminated in closing purchase transactions	(260)	(91,799)
Options outstanding at June 30, 2012	-	$-

Swap Contracts — The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2012, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2012, the net unrealized appreciation of CDS contracts was $1,400,299. The Fund had posted $230,000 in cash collateral for open swap contracts. If a credit event had occurred for all swap transactions where collateral posting was required as of June 30, 2012, the Fund would have received EUR 32,515,000 and USD 26,138,000 less the value of the contracts’ related reference obligations. The Fund received $4,380,000 in cash collateral and $5,670,000 in securities collateral for open swap contracts.

As disclosed in the footnotes to the schedule of investments, at June 30, 2012, the notional value of the protection sold was EUR 1,000,000 and USD 6,625,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for CDS agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2012, the net unrealized appreciation of the protection sold was $70,366.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2012, the value of securities on loan was $132,434,453, for which the Fund received collateral, comprised of non-cash collateral valued at $119,669,012, and cash collateral of $17,001,605. At June 30, 2012, the value of invested collateral was $15,803,358. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum International Fund

June 30, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 94.87%
Argentina – 0.26%
*Arcos Dorados Holdings Class A	38,100	$563,118
*MercadoLibre	2,398	181,768
		744,886
Australia – 4.55%
Amcor	382,301	2,791,652
AMP	861,495	3,429,166
Australia & New Zealand Banking Group	69,800	1,590,517
BHP Billiton	27,900	909,034
CSL	8,800	357,048
Newcrest Mining	32,900	765,844
QBE Insurance Group	236,736	3,272,826
		13,116,087
Belgium – 0.38%
t†Ageas VVPR Strip	48,482	61
Anheuser-Busch InBev	13,878	1,093,684
		1,093,745
Bermuda – 0.26%
Seadrill	20,700	737,234
		737,234
Brazil – 0.89%
BM&FBovespa	67,000	338,011
Brasil Foods	43,800	659,852
Cia Energetica de Minas Gerais ADR	39,318	724,238
PDG Realty	96,200	169,121
Tractebel Energia	37,300	683,788
		2,575,010
Canada – 2.06%
Encana	30,300	630,971
First Quantum Minerals	31,900	564,019
*Gildan Activewear	15,200	418,801
*Manulife Financial	47,900	521,793
Royal Bank of Canada	15,900	814,640
Suncor Energy	27,000	780,787
*Toronto-Dominion Bank	8,700	680,925
*TransCanada	12,600	528,110
*Yamana Gold	63,800	984,526
		5,924,572
China/Hong Kong – 2.21%
AIA Group	307,400	1,061,777
†Baidu ADR	900	103,482
China Construction Bank	1,500,300	1,036,519
China Merchants Holdings International	170,900	522,826
China Mobile	56,300	618,033
*Hong Kong Exchanges & Clearing	32,700	470,513
*†Melco Crown Entertainment ADR	42,300	487,296
REXLot Holdings	3,195,100	228,878
Tencent Holdings	26,200	773,720
Wharf Holdings	94,600	526,067
*Zoomlion Heavy Industry Science & Technology	408,800	525,795
		6,354,906
France – 11.93%
AXA	38,100	509,127
*BNP Paribas	10,200	393,087
Carrefour	177,329	3,273,029
*Cie de Saint-Gobain	110,575	4,083,884
Danone	18,600	1,155,425
*France Telecom	416,301	5,471,313
GDF Suez	24,100	574,483

t†GDF Suez VVPR Strip	8,820	11
LVMH Moet Hennessy Louis Vuitton	4,100	623,707
*Publicis Groupe	14,900	681,133
Sanofi	87,617	6,629,800
†Societe Generale	67,424	1,580,378
Total	99,288	4,466,906
Vallourec	41,521	1,695,861
Vinci	69,429	3,243,365
		34,381,509
Germany – 6.42%
Adidas	10,800	773,785
Allianz	10,500	1,055,683
Bayer	6,100	439,371
Continental	3,000	249,974
Daimler	35,522	1,595,645
Deutsche Bank	24,000	865,862
Deutsche Lufthansa	46,200	533,877
Deutsche Telekom	417,843	4,577,336
Gerry Weber International	23,308	963,655
Infineon Technologies	34,524	233,564
K+S	16,800	768,786
Merck	8,400	838,514
RWE	137,300	5,612,384
		18,508,436
Gilbraltar – 0.03%
Bwin.Party Digital Entertainment	53,800	92,963
		92,963
India – 0.28%
ICICI Bank	17,100	279,385
†Jubilant Foodworks	17,490	370,441
Zee Entertainment Enterprises	56,029	149,088
		798,914
Indonesia – 0.29%
Indofood Sukses Makmur	1,099,900	572,081
†Tower Bersama Infrastructure	734,400	257,279
		829,360
Ireland – 0.90%
Accenture Class A	9,100	546,819
Covidien	8,600	460,100
Experian	112,215	1,583,096
		2,590,015
Israel – 1.65%
Teva Pharmaceutical Industries ADR	120,600	4,756,464
		4,756,464
Italy – 2.67%
ENI	249,490	5,298,150
Intesa Sanpaolo	1,682,820	2,394,028
		7,692,178
Japan – 19.21%
Advantest	34,600	540,884
Astellas Pharma	126,900	5,537,752
Bridgestone	46,700	1,072,424
*Canon	126,700	5,056,663
Chiba Bank	124,200	746,022
Daiwa Office Investment	90	237,508
Hitachi	89,000	548,760
Honda Motor	20,100	701,401
HOYA	84,300	1,857,131
IHI	530,000	1,133,664
Japan Prime Realty Investment	110	309,624
JGC	32,000	927,723
Kao	155,500	4,288,440
Kubota	104,900	969,423
Mitsui Fudosan	38,800	752,830
Nintendo	12,300	1,436,406
ORIX	7,900	736,247
Seven & I Holdings	159,400	4,805,169
Shin-Etsu Chemical	25,800	1,420,754
SMC	5,200	901,564
Softbank	28,300	1,053,430

Sumitomo Mitsui Financial Group	34,800	1,149,616
Takeda Pharmaceutical	107,200	4,867,080
Tokio Marine Holdings	197,000	4,943,340
Tokyo Electron	36,800	1,725,733
Toray Industries	144,500	985,328
Toyota Motor	108,100	4,363,156
Trend Micro	29,600	872,027
Yamato Holdings	30,900	497,543
Zeon	120,700	919,373
		55,357,015
Luxembourg – 0.28%
*ArcelorMittal	52,700	805,934
		805,934
Malaysia – 0.17%
Genting Malaysia	431,000	492,687
		492,687
Mexico – 0.57%
Fomento Economico Mexicano ADR	12,700	1,133,475
Grupo Modelo Series C	58,300	515,537
		1,649,012
Netherlands – 6.45%
Akzo Nobel	14,100	663,323
ASML Holding	12,242	628,428
*Corio	2,434	107,116
†ING Groep CVA	297,775	1,995,447
Koninklijke Ahold	346,243	4,287,154
Koninklijke DSM	16,700	822,944
Reed Elsevier	243,020	2,771,280
Royal Dutch Shell Class A	189,046	6,377,660
Unilever CVA	23,800	794,704
†Ziggo	4,700	149,732
		18,597,788
Norway – 0.35%
Statoil	42,000	1,000,226
=†Veripos	4,230	11,366
		1,011,592
Republic of Korea – 0.33%
Samsung Electronics	900	956,454
		956,454
Singapore – 3.74%
Avago Technologies	28,725	1,031,228
DBS Group Holdings	71,000	784,120
Jardine Matheson Holdings	29,200	1,422,341
Sakari Resources	367,300	402,066
Singapore Telecommunications	1,633,500	4,277,072
United Overseas Bank	193,047	2,866,205
		10,783,032
South Africa – 0.21%
MTN Group	34,700	601,401
		601,401
Spain – 4.27%
Banco Santander	368,435	2,436,232
Iberdrola	1,116,409	5,268,526
*Telefonica	350,502	4,611,808
		12,316,566
Sweden – 0.50%
Svenska Cellulosa Class B	33,700	505,320
Volvo Class B	82,400	941,570
		1,446,890
Switzerland – 5.72%
†ABB	197,478	3,223,102
*†Julius Baer Group	18,300	663,218
Novartis	97,264	5,435,867
Roche Holding	3,000	517,981
†Swiss Re	13,100	825,500
Syngenta	2,200	752,798
Xstrata	53,800	676,428
†Zurich Insurance Group	19,349	4,373,430
		16,468,324

Taiwan – 1.70%
*Chunghwa Telecom ADR	14,970	470,507
Mega Financial Holding	1,032,664	768,462
Taiwan Semiconductor Manufacturing	1,334,169	3,663,401
		4,902,370
Thailand – 0.17%
Charoen Pokphand Foods	413,600	502,639
		502,639
United Kingdom – 16.38%
Aveva Group	2,301	58,746
Barclays	162,700	415,726
BG Group	226,079	4,628,021
BP	845,121	5,643,705
British American Tobacco	29,100	1,479,396
Compass Group	355,936	3,736,150
Diageo	37,400	963,954
GlaxoSmithKline	233,649	5,306,942
HSBC Holdings	181,507	1,599,359
Inchcape	77,720	403,422
Invensys	177,108	617,246
Meggitt	94,500	571,806
National Grid	144,000	1,526,067
Rexam	163,501	1,079,061
SSE	48,500	1,058,019
†Subsea 7	42,300	835,941
TESCO	1,103,892	5,364,548
Unilever	184,761	6,202,919
Vodafone Group	1,555,704	4,372,564
Vodafone Group ADR	47,900	1,349,822
		47,213,414
United States – 0.04%
†NII Holdings	10,600	108,438
		108,438
Total Common Stock (cost $295,621,113)		273,409,835

Exchange-Traded Fund – 0.66%
*Vanguard FTSE All-World ex-U.S.	46,600	1,909,668
Total Exchange-Traded Fund (cost $1,829,090)		1,909,668

ΔPreferred Stock – 0.63%
Brazil – 0.44%
Banco Bradesco 3.43%	84,900	1,259,579
		1,259,579
Germany – 0.19%
Volkswagen 2.19%	3,500	554,257
		554,257
Total Preferred Stock (cost $2,273,902)		1,813,836

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 2.54%
≠Discount Notes – 1.95%
Fannie Mae
0.07% 7/25/12	$296,656	296,642
0.10% 8/20/12	393,171	393,150
Federal Home Loan Bank
0.02% 7/5/12	720,612	720,611
0.05% 7/31/12	571,359	571,349
0.06% 7/27/12	1,141,733	1,141,717
0.065% 7/25/12	1,687,374	1,687,353
0.07% 8/2/12	730,523	730,498
0.08% 8/1/12	79,504	79,502
		5,620,822
Repurchase Agreements – 0.59%
Bank of America 0.12%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $1,401,983
(collateralized by U.S. government obligations 0.875%-1.00% 12/31/16-3/31/17;
market value $1,430,009)	1,401,969	1,401,969

BNP Paribas 0.10%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $280,396
(collateralized by U.S. government obligations 1.375%-2.50%
2/15/13-11/30/15; market value $286,002)	280,394	280,394
		1,682,363
Total Short-Term Investments (cost $7,303,028)		7,303,185

Total Value of Securities Before Securities Lending Collateral – 98.70%
(cost $307,027,133)		284,436,524

	Number of
	Shares
**Securities Lending Collateral – 4.72%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	99,088	99,088
Delaware Investments Collateral Fund No.1	13,521,956	13,521,956
†@Mellon GSL Reinvestment Trust II	620,609	0
Total Securities Lending Collateral (cost $14,241,653)		13,621,044

Total Value of Securities – 103.42%
(cost $321,268,786)		298,057,568	©
**Obligation to Return Securities Lending Collateral – (4.94%)		(14,241,653)
Receivables and Other Assets Net of Other Liabilities – 1.52%		4,373,970	«
Net Assets Applicable to 29,757,977 Shares Outstanding – 100.00%		$288,189,885

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
tDividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $11,366, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes for additional information on securities lending collateral.”
@Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in "Notes."
©Includes $13,982,400 of securities loaned.
«Includes foreign currency valued at $3,320,215 with a cost of $3,308,100.

The following foreign currency exchange contracts were outstanding at June 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
CITI	AUD	2,354,000	USD	(2,411,108)	7/18/12	$(5,574)
CITI	CAD	2,814,000	USD	(2,744,769)	7/18/12	18,155
CITI	CHF	2,375,000	USD	(2,465,624)	7/18/12	36,676
CITI	EUR	392,000	USD	(496,390)	7/3/12	(513)
CITI	EUR	(6,919,500)	USD	8,714,386	7/18/12	(39,809)
CITI	GBP	2,340,900	USD	(3,658,959)	7/18/12	6,954
CITI	HKD	9,000,000	USD	(1,160,103)	7/18/12	74
CITI	JPY	(18,767,800)	USD	235,685	7/18/12	831
CITI	MXN	11,874,000	USD	(854,598)	7/18/12	33,523
CITI	NOK	(10,974,600)	USD	1,839,330	7/18/12	(1,662)
CITI	SEK	7,401,000	USD	(1,056,960)	7/18/12	11,542
CITI	SGD	(1,363,000)	USD	1,073,199	7/18/12	(2,607)
CITI	ZAR	4,938,000	USD	(599,661)	7/18/12	3,111
MNB	AUD	(7,916,500)	USD	8,107,090	7/31/12	27,583
MNB	CHF	115,902	USD	(120,032)	7/2/12	2,037
MNB	CHF	126,804	USD	(132,626)	7/3/12	927
MNB	GBP	(80,099)	USD	124,970	7/2/12	(472)
MNB	JPY	(11,908,650)	USD	149,716	7/2/12	730
						$91,506

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
CITI – Citigroup Global Markets
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
MNB – Mellon National Bank
MXN – Mexican Peso
NOK – Norwegian Kroner
SEK – Swedish Krona
SGD – Singapore Dollar
VVPR Strip – Dividend Coupon
USD – United States Dollar
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) - Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2009–March 31, 2012), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$325,372,693
Aggregate unrealized appreciation	$20,094,401
Aggregate unrealized depreciation	(47,409,526)
Net unrealized depreciation	$(27,315,125)

For federal income tax purposes, at March 31, 2012, capital loss carryforwards of $50,992,198 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $49,949,013 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At March 31, 2012, short-term capital losses of $1,043,185 will be carried forward under the act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –  inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$20,710,275	$252,688,194	$11,366	$273,409,835
Exchange-Traded Fund	1,909,668	-	-	1,909,668
Preferred Stock	1,259,579	554,257	-	1,813,836
Short-Term Investments	-	7,303,185	-	7,303,185
Securities Lending Collateral	-	13,621,044	-	13,621,044
Total	$23,879,522	$274,166,680	$11,366	$298,057,568

Foreign Currency Exchange Contracts	$-	$91,506	$-	$91,506

As a result of utilizing international fair value pricing at June 30, 2012, the majority of the portfolio was categorized as Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. $250,463,545 transferred from Level 1 investments into Level 2 investments as a result of the Fund utilizing international fair value pricing during the period. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

During the period ended June 30, 2012, there were no transfers into or out of Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2012, the value of securities on loan was $13,982,400, for which the Fund received collateral, comprised of non-cash collateral valued at $60,089, and cash collateral of $14,241,653. At June 30, 2012, the value of invested collateral was $13,621,044. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Growth Fund

June 30, 2012

	Number of	Value
	Shares	(U.S. $)
²Common Stock – 94.16%
Consumer Discretionary – 22.44%
†Amazon.com	84,854	$19,376,410
†AutoZone	10,617	3,898,244
†CarMax	37,800	980,532
Carnival (United Kingdom)	24,093	823,725
CBS Class B	113,550	3,722,169
†Chipotle Mexican Grill	4,900	1,861,755
Cie Financiere Richemont ADR	236,939	1,297,976
Coach	47,528	2,779,437
D.R. Horton	33,500	615,730
†Delphi Automotive (United Kingdom)	17,400	443,700
Dick's Sporting Goods	35,100	1,684,800
Disney (Walt)	103,150	5,002,775
†Dollar General	80,858	4,397,867
†Dollar Tree	38,652	2,079,478
Expedia	39,650	1,905,976
*Focus Media Holding ADR	71,425	1,677,059
†Fossil	9,600	734,784
*†Groupon	56,400	599,532
Harley-Davidson	14,800	676,804
Home Depot	145,190	7,693,618
†Hyatt Hotels Class A	5,350	198,806
Las Vegas Sands	79,300	3,448,757
*Lennar Class A	20,000	618,200
Limited Brands	82,201	3,496,009
Lowe's	261,300	7,431,372
*†Lululemon Athletica (Canada)	39,574	2,359,798
Marriott International Class A	39,180	1,535,856
McDonald's	102,918	9,111,331
†MGM Resorts International	37,700	420,732
News Class A	329,650	7,347,899
NIKE Class B	104,543	9,176,785
†NVR	800	680,000
†O'Reilly Automotive	35,554	2,978,359
*Prada (Italy)	108,600	732,820
†priceline.com	23,000	15,283,959
PVH	17,600	1,369,104
Ralph Lauren	13,400	1,876,804
Ross Stores	18,400	1,149,448
Starbucks	246,483	13,142,473
Starwood Hotels & Resorts Worldwide	26,400	1,400,256
TJX	284,251	12,202,894
Tractor Supply	4,000	332,240
Viacom Class B	41,800	1,965,436
Wyndham Worldwide	26,550	1,400,247
Wynn Resorts	51,372	5,328,304
Yum Brands	111,790	7,201,512
		174,441,772
Consumer Staples – 6.05%
Anheuser-Busch InBev ADR	33,814	2,693,285
Coca-Cola	60,450	4,726,586
Costco Wholesale	17,100	1,624,500
CVS Caremark	173,400	8,102,981
Estee Lauder Class A	50,024	2,707,299
Mead Johnson Nutrition	72,291	5,820,148
†Monster Beverage	13,500	961,200
PepsiCo	99,250	7,013,005
Philip Morris International	88,450	7,718,147

Procter & Gamble	58,750	3,598,438
Wal-Mart Stores	17,569	1,224,911
Whole Foods Market	9,100	867,412
		47,057,912
Energy – 5.07%
Anadarko Petroleum	105,669	6,995,287
Cabot Oil & Gas	20,250	797,850
ConocoPhillips	76,700	4,285,996
EOG Resources	14,000	1,261,540
†FMC Technologies	29,700	1,165,131
Halliburton	219,020	6,217,977
National Oilwell Varco	83,162	5,358,959
Occidental Petroleum	62,654	5,373,834
Pioneer Natural Resources	27,850	2,456,649
Range Resources	12,000	742,440
Schlumberger	23,300	1,512,403
Valero Energy	29,150	703,973
†Weatherford International (Switzerland)	109,600	1,384,248
Williams	40,500	1,167,210
		39,423,497
Financials – 6.89%
†Affiliated Managers Group	10,650	1,165,643
American Capital Agency	130,050	4,370,981
American Express	48,000	2,794,080
American Tower	111,850	7,819,433
Blackstone Group	128,350	1,677,535
*†Carlyle Group	53,700	1,203,417
Citigroup	78,550	2,153,056
Franklin Resources	15,700	1,742,543
Home Properties	31,300	1,920,568
†IntercontinentalExchange	44,300	6,023,914
Invesco	61,000	1,378,600
JPMorgan Chase	44,200	1,579,266
MetLife	24,100	743,485
Prudential Financial	35,650	1,726,530
Regions Financial	164,800	1,112,400
US Bancorp	218,602	7,030,240
Wells Fargo	271,446	9,077,153
		53,518,844
Healthcare – 10.63%
Abbott Laboratories	11,730	756,233
†Alexion Pharmaceuticals	14,900	1,479,570
Allergan	46,080	4,265,626
Baxter International	9,900	526,185
†Biogen Idec	60,087	8,675,361
Bristol-Myers Squibb	196,080	7,049,076
†Catalyst Health Solutions	5,400	504,576
†Celgene	10,300	660,848
CIGNA	22,400	985,600
Covidien (Ireland)	67,500	3,611,250
†Edwards Lifesciences	11,700	1,208,610
†Express Scripts Holding	279,905	15,627,095
†Gilead Sciences	57,400	2,943,472
*†Human Genome Sciences	5,400	70,902
†Insulet	48,250	1,031,103
*Johnson & Johnson	87,200	5,891,232
†Life Technologies	46,350	2,085,287
McKesson	24,500	2,296,875
Novo Nordisk Class B (Denmark)	4,191	607,612
Pfizer	195,384	4,493,832
†Regeneron Pharmaceuticals	4,500	513,990
Sanofi ADR	39,100	1,477,198
Stryker	21,100	1,162,610
†SXC Health Solutions	6,800	674,628
Thermo Fisher Scientific	31,900	1,655,929
†United Therapeutics	28,700	1,417,206
UnitedHealth Group	119,350	6,981,975
Universal Health Services Class B	49,850	2,151,526
†Valeant Pharmaceuticals International (Canada)	20,400	913,716
†Vertex Pharmaceuticals	16,600	928,272
		82,647,395

Industrials – 12.16%
†Babcock & Wilcox	19,700	482,650
Boeing	57,050	4,238,815
Caterpillar	27,650	2,347,762
Cooper Industries	64,200	4,377,156
CSX	199,500	4,460,820
Cummins	26,393	2,557,746
Danaher	152,076	7,920,117
Deere	9,600	776,352
Fastenal	59,400	2,394,414
FedEx	22,600	2,070,386
General Dynamics	21,600	1,424,736
Grainger (W.W.)	19,229	3,677,354
†Hertz Global Holdings	106,500	1,363,200
Honeywell International	93,250	5,207,080
Hunt (J.B.) Transport	16,700	995,320
Hutchison Port Holdings Trust (Singapore)	2,758,000	1,971,446
†IHS Class A	9,600	1,034,208
Joy Global	18,200	1,032,486
Kansas City Southern	18,500	1,286,860
KBR	56,800	1,403,528
†Owens Corning	14,350	409,549
Precision Castparts	55,191	9,078,367
†Quanta Services	65,400	1,574,178
Roper Industries	9,800	966,084
Stanley Black & Decker	61,700	3,971,012
Towers Watson Class A	20,750	1,242,925
Tyco International (Switzerland)	79,950	4,225,358
Union Pacific	59,118	7,053,368
†United Continental Holdings	60,800	1,479,264
United Parcel Service Class B	72,000	5,670,720
†United Rentals	40,150	1,366,706
United Technologies	28,000	2,114,840
†Verisk Analytics Class A	28,900	1,423,614
†WABCO Holdings	30,250	1,601,133
†WESCO International	23,700	1,363,935
		94,563,489
Information Technology – 25.81%
Accenture Class A (Ireland)	140,603	8,448,834
†Akamai Technologies	28,600	908,050
†Apple	114,205	66,695,721
ASML Holding (Netherlands)	42,350	2,177,637
†Autodesk	22,500	787,275
Avago Technologies (Singapore)	52,500	1,884,750
†Baidu ADR	81,970	9,424,911
†Broadcom Class A	97,600	3,298,880
†Check Point Software Technologies (Israel)	76,344	3,785,899
Cisco Systems	179,100	3,075,147
†Cognizant Technology Solutions Class A	37,350	2,241,000
†eBay	166,100	6,977,861
†EMC	228,023	5,844,229
†Equinix	10,550	1,853,108
*†Facebook Class A	59,286	1,844,980
@=†Facebook Class A	17,038	503,711
@=†Facebook Class B	30,629	905,516
†Google Class A	23,550	13,660,649
†Informatica	21,500	910,740
International Business Machines	44,950	8,791,321
†Juniper Networks	95,000	1,549,450
†Lam Research	91,400	3,449,436
*†LinkedIn Class A	32,167	3,418,387
MasterCard Class A	21,100	9,075,321
†NetApp	36,200	1,151,884
†Nuance Communications	41,900	998,058
QUALCOMM	265,875	14,803,921
†Red Hat	21,600	1,219,968
†salesforce.com	20,750	2,868,895
†Skyworks Solutions	55,800	1,527,246
Tencent Holdings (China) (Hong Kong Exchange)	59,300	1,751,205

†Teradata	15,000	1,080,150
†Trimble Navigation	18,800	864,988
@=†Twitter	7,812	124,992
Visa Class A	81,013	10,015,637
*†VistaPrint (Netherlands)	36,750	1,187,025
†VMware Class A	16,887	1,537,392
		200,644,174
Materials – 3.79%
Celanese Class A	29,920	1,035,830
Cytec Industries	38,800	2,275,232
Eastman Chemical	38,700	1,949,319
Ecolab	8,300	568,799
Freeport-McMoRan Copper & Gold	62,000	2,112,340
International Paper	28,900	835,499
LyondellBasell Industries Class A (Netherlands)	36,000	1,449,720
Monsanto	83,549	6,916,186
Praxair	82,046	8,920,862
Rockwood Holdings	35,800	1,587,730
Sherwin-Williams	13,700	1,813,195
		29,464,712
Telecommunication Services – 1.32%
†Crown Castle International	88,000	5,162,080
Verizon Communications	37,900	1,684,276
Vodafone Group ADR	119,900	3,378,782
		10,225,138
Total Common Stock (cost $608,123,136)		731,986,933

Convertible Preferred Stock – 0.06%
@=†LivingSocial Series F	14,824	78,982
@=†Twitter Series A	20	320
@=†Twitter Series B	5,988	95,808
@=†Twitter Series C	1,619	25,904
@=†Twitter Series D	2,999	47,984
@=†Twitter Series F	1,022	16,352
@=†Twitter Series G-2	12,309	196,944
Total Convertible Preferred Stock (cost $498,781)		462,294

Preferred Stock – 0.15%
Wells Fargo 8.00%	38,550	1,164,210
Total Preferred Stock (cost $741,030)		1,164,210

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 5.26%
≠Discount Notes – 4.21%
Fannie Mae
0.07% 7/25/12	$1,892,381	1,892,293
0.10% 8/20/12	2,971,620	2,971,459
Federal Home Loan Bank
0.02% 7/5/12	3,489,087	3,489,080
0.05% 7/31/12	2,766,425	2,766,381
0.06% 7/27/12	5,528,085	5,528,008
0.065% 7/25/12	10,889,037	10,888,894
0.07% 8/2/12	4,714,243	4,714,083
0.08% 8/1/12	507,162	507,145
		32,757,343
Repurchase Agreements – 1.05%
Bank of America 0.12%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $6,788,176
(collateralized by U.S. government obligations 0.875%-1.00% 12/31/16-3/31/17;
market value $6,923,870)	6,788,108	6,788,108

BNP Paribas 0.10%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $1,357,632
(collateralized by U.S. government obligations 1.375%-2.50%
2/15/13-11/30/15; market value $1,384,774)	1,357,621	1,357,621
		8,145,729
Total Short-Term Investments (cost $40,902,105)		40,903,072

Total Value of Securities Before Securities Lending Collateral – 99.63%
(cost $650,265,052)		774,516,509

	Number of
	Shares
**Securities Lending Collateral – 2.27%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	301,776	301,776
Delaware Investments Collateral Fund No.1	17,376,342	17,376,342
†@Mellon GSL Reinvestment Trust II	999,997	0
Total Securities Lending Collateral (cost $18,678,115)		17,678,118

Total Value of Securities – 101.90%
(cost $668,943,167)		792,194,627	©
**Obligation to Return Securities Lending Collateral – (2.40%)		(18,678,115)
Receivables and Other Assets Net of Other Liabilities – 0.50%		3,886,909
Net Assets Applicable to 60,051,022 Shares Outstanding – 100.00%		$777,403,421

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $1,996,513, which represented 0.26% of the Fund’s net assets. See Note 1 in "Notes."
@Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $1,996,513, which represented 0.26% of the Fund's net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes” for additional information on securities lending collateral.
©Includes $18,310,910 of securities loaned.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2009–March 31, 2012), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$679,443,797
Aggregate unrealized appreciation	$140,277,550
Aggregate unrealized depreciation	(27,526,720)
Net unrealized appreciation	$112,750,830

For federal income tax purposes, at March 31, 2012, capital loss carryforwards of $60,435,247 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $60,435,247 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$723,267,929	$8,594,012	$124,992	$731,986,933
Convertible Preferred Stock	-	-	462,294	462,294
Preferred Stock	1,164,210	-	-	1,164,210
Short-Term Investments	-	40,903,072	-	40,903,072
Securities Lending Collateral	-	17,678,118	-	17,678,118
Total	$724,432,139	$67,175,202	$587,286	$792,194,627

As a result of utilizing international fair value pricing at June 30, 2012, a portion of the portfolio was categorized as Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended June 30, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

During the period ended June 30, 2012, there were no transfers into or out of Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency contracts were outstanding at June 30, 2012.

4. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2012, the value of securities on loan was $18,310,910, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2012, the value of invested collateral was $17,678,118. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2012. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Value Fund

June 30, 2012

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.21%
Consumer Discretionary – 9.63%
Advance Auto Parts	16,500	$1,125,630
Coach	171,265	10,015,577
Comcast Special Class A	104,830	3,291,662
†Delphi Automotive (United Kingdom)	57,490	1,465,995
Disney (Walt)	134,570	6,526,645
†General Motors	29,430	580,360
*Hasbro	87,320	2,957,528
Johnson Controls	132,630	3,675,177
Kohl's	23,780	1,081,752
Omnicom Group	85,620	4,161,132
Ross Stores	89,525	5,592,627
Staples	113,420	1,480,131
Target	93,880	5,462,877
TJX	267,461	11,482,102
Viacom Class B	83,860	3,943,097
Yum Brands	134,615	8,671,898
		71,514,190
Consumer Staples – 12.44%
Altria Group	379,597	13,115,076
Colgate-Palmolive	67,998	7,078,592
CVS Caremark	72,091	3,368,812
Danone (France)	58,545	3,636,793
Diageo (United Kingdom)	249,996	6,443,438
General Mills	142,960	5,509,678
Herbalife (Cayman Islands)	185,650	8,972,465
Kellogg	90,830	4,480,644
Lorillard	21,190	2,796,021
Nestle (Switzerland)	71,428	4,260,875
PepsiCo	41,630	2,941,576
Philip Morris International	277,738	24,235,417
Procter & Gamble	33,206	2,033,868
Smucker (J.M.)	16,740	1,264,205
Walgreen	74,460	2,202,527
		92,339,987
Energy – 15.98%
Apache	148,239	13,028,726
Chevron	147,753	15,587,942
ConocoPhillips	143,280	8,006,486
Core Laboratories (Netherlands)	42,654	4,943,599
Diamond Offshore Drilling	112,355	6,643,551
EOG Resources	22,140	1,995,035
Exxon Mobil	185,243	15,851,243
Halliburton	306,311	8,696,169
Hess	5,450	236,803
HollyFrontier	235,382	8,339,584
Marathon	115,630	5,194,100
†Newfield Exploration	190,628	5,587,307
Occidental Petroleum	67,580	5,796,337
*RPC	691,575	8,222,827
Transocean (Switzerland)	19,940	891,916
Valero Energy	298,429	7,207,060
†Whiting Petroleum	60,037	2,468,721
		118,697,406
Financials – 19.73%
ACE (Switzerland)	39,820	2,951,857
AFLAC	235,795	10,042,509
American Capital Agency	306,333	10,295,852

Annaly Capital Management	133,558	2,241,103
Aon (United Kingdom)	72,540	3,393,421
Apartment Investment & Management	290,817	7,860,784
Bank of America	111,870	915,097
Bank of New York Mellon	264,656	5,809,199
BlackRock	25,577	4,343,486
CBOE Holdings	142,118	3,933,826
Chimera Investment	3,084,903	7,280,371
Chubb	38,560	2,807,939
Discover Financial Services	239,257	8,273,507
Eaton Vance	260,166	7,011,474
Federated Investors Class B	542,036	11,843,486
Franklin Resources	20,060	2,226,459
Goldman Sachs Group	76,420	7,325,621
JPMorgan Chase	300,680	10,743,296
MetLife	191,840	5,918,264
Moody's	42,920	1,568,726
PNC Financial Services Group	45,470	2,778,672
Prudential Financial	84,390	4,087,008
State Street	73,850	3,296,664
SunTrust Banks	22,980	556,805
Travelers	71,540	4,567,114
Waddell & Reed Financial Class A	235,411	7,128,245
Wells Fargo	218,720	7,313,997
		146,514,782
Healthcare – 9.68%
Abbott Laboratories	98,360	6,341,269
Becton, Dickinson	28,370	2,120,658
†Endo Pharmaceuticals Holdings	250,980	7,775,360
†Express Scripts Holding	169,510	9,463,743
†Gilead Sciences	147,712	7,574,671
*Johnson & Johnson	143,530	9,696,887
Medtronic	102,080	3,953,558
Merck	85,980	3,589,665
Pfizer	491,605	11,306,915
Quest Diagnostics	33,520	2,007,848
Roche Holding (Switzerland)	10,691	1,845,911
St. Jude Medical	81,380	3,247,876
Thermo Fisher Scientific	57,550	2,987,421
		71,911,782
Industrials – 12.94%
3M	68,470	6,134,912
Canadian National Railway (Canada)	27,550	2,324,669
Caterpillar	74,783	6,349,825
Copa Holdings Class A (Panama)	133,475	11,009,017
Cummins	75,034	7,271,545
Danaher	79,790	4,155,463
Dun & Bradstreet	24,500	1,743,665
Eaton	56,750	2,249,003
Fluor	10,240	505,242
Honeywell International	107,270	5,989,957
†Huntington Ingalls Industries	10,883	437,932
Joy Global	60,532	3,433,980
Lockheed Martin	234,305	20,403,278
Northrop Grumman	64,560	4,118,282
Stanley Black & Decker	59,457	3,826,653
Tyco International (Switzerland)	91,370	4,828,905
United Parcel Service Class B	50,260	3,958,478
United Technologies	97,140	7,336,984
		96,077,790
Information Technology – 9.77%
Accenture Class A (Ireland)	123,390	7,414,505
†Apple	16,096	9,400,064
ASML Holding (Netherlands)	15,000	771,300
Cisco Systems	120,740	2,073,106
†Fiserv	21,920	1,583,062
Harris	130,224	5,449,874
Hewlett-Packard	38,760	779,464
Intel	128,470	3,423,726
International Business Machines	82,366	16,109,142

MasterCard Class A	4,298	1,848,613
Microsoft	216,240	6,614,782
Oracle	232,710	6,911,487
†Western Digital	226,069	6,890,583
Western Union	196,180	3,303,671
		72,573,379
Materials – 4.58%
Air Products & Chemicals	40,100	3,237,273
CF Industries Holdings	42,505	8,234,919
Cliffs Natural Resources	213,699	10,533,224
Freeport-McMoRan Copper & Gold	201,448	6,863,333
PPG Industries	48,150	5,109,678
		33,978,427
Telecommunication Services – 1.89%
AT&T	224,330	7,999,608
Vodafone Group (United Kingdom)	2,148,408	6,038,456
		14,038,064
Utilities – 0.57%
PG&E	60,770	2,751,058
PPL	25,170	699,978
Public Service Enterprise Group	24,730	803,725
		4,254,761
Total Common Stock (cost $640,389,820)		721,900,568

Convertible Preferred Stock – 0.13%
PPL 9.50% exercise price $28.80, expiration date 7/1/13	9,830	525,512
†United Technologies exercise price $98.52, expiration date 8/1/15	7,480	394,121
Total Convertible Preferred Stock (cost $867,564)		919,633

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 2.94%
≠Discount Notes – 2.29%
Fannie Mae
0.07% 7/25/12	$895,519	895,477
0.10% 8/20/12	1,963,804	1,963,698
Federal Home Loan Bank
0.02% 7/5/12	2,082,878	2,082,873
0.05% 7/31/12	1,651,471	1,651,444
0.06% 7/27/12	3,300,097	3,300,051
0.065% 7/25/12	4,787,982	4,787,920
0.07% 8/2/12	2,072,884	2,072,814
0.08% 8/1/12	240,001	239,993
		16,994,270

Repurchase Agreements – 0.65%
Bank of America 0.12%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $4,052,332
(collateralized by U.S. government obligations 0.875%-1.00% 12/31/16-3/31/17;
market value $4,133,337)	4,052,291	4,052,291

BNP Paribas 0.10%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $810,465
(collateralized by U.S. government obligations 1.375%-2.50%
2/15/13-11/30/15; market value $826,667)	810,458	810,458
		4,862,749
Total Short-Term Investments (cost $21,856,500)		21,857,019

Total Value of Securities Before Securities Lending Collateral – 100.28%
(cost $663,113,884)		744,677,220

	Number of
	Shares
**Securities Lending Collateral – 2.53%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	221,090	221,090
Delaware Investments Collateral Fund No.1	18,590,451	18,590,451
†@Mellon GSL Reinvestment Trust II	996,642	0
Total Securities Lending Collateral (cost $19,808,183)		18,811,541

Total Value of Securities – 102.81%
(cost $682,922,067)	763,488,761	©
**Obligation to Return Securities Lending Collateral – (2.67%)	(19,808,183)
Other Liabilities Net of Receivables and Other Assets – (0.14%)	(1,064,531	)«
Net Assets Applicable to 67,179,775 Shares Outstanding – 100.00%	$742,616,047

†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes” for additional information on securities lending collateral.
@Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 5 in "Notes."
©Includes $19,805,443 of securities loaned.
«Includes foreign currency valued at $8,571 with a cost of $8,447.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) - Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2009–March 31, 2012), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$697,456,462
Aggregate unrealized appreciation	$110,844,961
Aggregate unrealized depreciation	(44,812,662)
Net unrealized appreciation	$66,032,299

For federal income tax purposes, at March 31, 2012, capital loss carryforwards of $149,287,237 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $30,259,101 expires in 2017 and $119,028,136 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$699,675,095	$22,225,473	$-	$721,900,568
Convertible Preferred Stock	394,121	525,512	-	919,633
Short-Term Investments	-	21,857,019	-	21,857,019
Securities Lending Collateral	-	18,811,541	-	18,811,541
Total	$700,069,216	$63,419,545	$-	$763,488,761

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

As a result of utilizing international fair value pricing at June 30, 2012, a portion of the portfolio was categorized as Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. $19,592,394 transferred from Level 1 investments into Level 2 investments as a result of the Fund utilizing international fair value pricing during the period. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

During the period ended June 30, 2012, there were no transfers into or out of Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2012.

4. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2012, the value of securities on loan was $19,805,443, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2012, the value of invested collateral was $18,811,541. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2012. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Growth Fund

June 30, 2012

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.99%
Consumer Discretionary – 19.34%
Abercrombie & Fitch Class A	42,900	$1,464,606
*†American Public Education	6,820	218,240
†Bally Technologies	67,000	3,126,220
Brunswick	22,680	503,950
†Buffalo Wild Wings	16,620	1,439,957
†Cheesecake Factory	64,430	2,059,183
†Children's Place Retail Stores	33,030	1,645,885
Dana Holding	56,590	724,918
*†Deckers Outdoor	17,853	785,711
DSW Class A	27,000	1,468,800
†Express	103,970	1,889,135
†Gaylord Entertainment	120,000	4,627,199
GNC Holdings	84,990	3,331,607
†Hanesbrands	84,860	2,353,168
†Helen of Troy (Bermuda)	58,000	1,965,620
†Hibbett Sports	31,790	1,834,601
*†HomeAway	45,480	988,735
†Ignite Restaurant Group	9,500	172,045
Jarden	55,000	2,311,100
†Leapfrog Enterprises	37,060	380,236
†Life Time Fitness	38,000	1,767,380
†LKQ	60,000	2,004,000
*†Lululemon Athletica (Canada)	32,000	1,908,160
*†Lumber Liquidators Holdings	22,990	776,832
†Madden (Steven)	41,145	1,306,354
*†Mattress Firm Holding	21,320	646,209
†Meritage Homes	28,640	972,042
Pier 1 Imports	103,000	1,692,290
†Pinnacle Entertainment	135,000	1,298,700
*Pool	45,000	1,820,700
†PulteGroup	148,920	1,593,444
PVH	18,000	1,400,220
†Red Robin Gourmet Burgers	2,870	87,564
Rent-A-Center	37,670	1,270,986
*†rue21	45,700	1,153,468
*†Saks	67,500	718,875
*†Shutterfly	107,370	3,295,184
*†Skullcandy	30,000	424,500
†Tenneco	41,920	1,124,294
†TripAdvisor	36,830	1,645,933
True Religion Apparel	20,800	602,784
†Urban Outfitters	34,950	964,271
Vail Resorts	33,000	1,652,640
†Warnaco Group	23,000	979,340
†WMS Industries	55,000	1,097,250
		65,494,336
Consumer Staples – 1.30%
Casey's General Stores	21,870	1,290,111
†Chefs' Warehouse	65,000	1,173,250
†Elizabeth Arden	49,964	1,939,103
		4,402,464
Energy – 5.47%
*†Approach Resources	20,000	510,800
†Atwood Oceanics	107,980	4,085,963
Core Laboratories (Netherlands)	11,000	1,274,900
†FMC Technologies	25,000	980,750
†Gulfmark Offshore	40,118	1,365,617
†Hornbeck Offshore Services	26,000	1,008,280

*†Houston America Energy	15,000	16,800
†Laredo Petroleum Holdings	20,000	416,000
†PDC Energy	19,000	465,880
†Rex Energy	145,100	1,626,571
†Rosetta Resources	70,980	2,600,707
@†SemGroup Class A	31,000	989,830
SM Energy	19,000	933,090
†Swift Energy	15,000	279,150
Tidewater	1,020	47,287
†Tourmaline Oil (Canada)	33,070	873,161
World Fuel Services	27,500	1,045,825
		18,520,611
Financials – 11.31%
Associated Banc-Corp	110,000	1,450,900
Associated Estates Realty	136,000	2,033,200
Berkshire Hills Bancorp	25,500	561,000
BioMed Realty Trust	87,000	1,625,160
City National	35,000	1,700,300
Coresite Realty	79,850	2,061,727
*DuPont Fabros Technology	70,000	1,999,200
East West Bancorp	9,800	229,908
Eaton Vance	67,000	1,805,650
†Enstar Group (Bermuda)	6,700	662,898
Extra Space Storage	63,600	1,946,160
First Busey	177,800	858,774
First Commonwealth Financial	110,000	740,300
Hancock Holdings	27,318	831,560
*Kaiser Federal Financial Group	54,674	808,082
Kilroy Realty	15,000	726,150
Kite Realty Group Trust	245,000	1,222,550
†Knight Capital Group Class A	111,810	1,335,011
Lakeland Financial	19,300	517,819
Lasalle Hotel Properties	21,580	628,841
Manning & Napier	7,694	109,486
MB Financial	72,000	1,550,880
*†Netspend Holdings	51,830	476,318
Pebblebrook Hotel Trust	66,730	1,555,476
PrivateBancorp	52,630	776,819
Provident New York	60,000	455,400
PS Business Parks	2,000	135,440
Sandy Spring Bancorp	32,400	583,200
SEI Investments	70,000	1,392,300
Summit Hotel Properties	100,000	837,000
†Sunstone Hotel Investors	55,770	612,912
†SVB Financial Group	20,000	1,174,400
Tower Group	38,000	793,060
Trico Bancshares	27,350	421,190
Valley National Bancorp	128,012	1,356,927
†Western Alliance Bancorp	129,913	1,215,986
*†World Acceptance	17,000	1,118,600
		38,310,584
Healthcare – 15.66%
*†ABIOMED	51,410	1,173,176
†Akorn	46,000	725,420
†Alexion Pharmaceuticals	8,000	794,400
*†Algeta (Norway)	22,697	649,682
*†Alimera Sciences	26,100	78,039
†Amylin Pharmaceuticals	41,780	1,179,449
†Anthera Pharmaceuticals	48,500	32,801
*†Arena Pharmaceuticals	62,830	627,043
†Ariad Pharmaceuticals	40,400	695,284
†Auxilium Pharmaceuticals	71,300	1,917,257
*†AVEO Pharmaceuticals	29,500	358,720
†BioMarin Pharmaceutical	51,000	2,018,580
†Cepheid	45,900	2,054,025
†Chelsea Therapeutics International	93,000	137,640
†Cubist Pharmaceuticals	16,800	636,888
†Exelixis	14,900	82,397
†HealthSouth	7,800	181,428
*†HeartWare International	25,450	2,259,960

Hill-Rom Holdings	42,000	1,295,700
*†Immunogen	70,620	1,185,004
*†Incyte	57,930	1,315,011
†Insulet	81,840	1,748,921
*†InterMune	41,000	489,950
*†Ironwood Pharmaceuticals	80,440	1,108,463
*†Isis Pharmaceuticals	61,000	732,000
†Medicines	50,930	1,168,334
†Mednax	15,000	1,028,100
†Mettler-Toledo International	25,500	3,974,174
†NPS Pharmaceuticals	263,560	2,269,252
†ONYX Pharmaceuticals	29,560	1,964,262
*†Optimer Pharmaceuticals	63,790	990,021
*†PAREXEL International	84,700	2,391,081
Patterson	51,000	1,757,970
*†Raptor Pharmaceutical	39,200	219,128
†Rigel Pharmaceuticals	41,000	381,300
†Salix Pharmaceuticals	42,600	2,319,144
*†Seattle Genetics	147,530	3,745,787
†Sirona Dental Systems	37,000	1,665,370
†SXC Health Solutions	31,661	3,141,088
*†Synageva BioPharma	8,900	360,984
Techne	11,000	816,200
†Volcano	47,569	1,362,852
		53,032,285
Industrials – 18.06%
*Acorn Energy	100,000	832,000
Acuity Brands	46,870	2,386,152
†Advisory Board	26,120	1,295,291
AMETEK	77,500	3,868,025
†Avis Budget Group	105,170	1,598,584
†CAI International	38,300	761,404
Chicago Bridge & Iron (Netherlands)	35,000	1,328,600
†Colfax	21,700	598,269
†CoStar Group	9,640	782,768
†DigitalGlobe	100,840	1,528,734
Donaldson	97,800	3,263,586
†DXP Enterprises	19,231	797,894
ESCO Technologies	64,200	2,339,448
†Esterline Technologies	18,050	1,125,418
†GrafTech International	70,500	680,325
HEICO Class A	50,000	1,613,000
Herman Miller	27,000	500,040
†Hertz Global Holdings	56,500	723,200
†II-VI	90,000	1,500,300
Interface	90,000	1,226,700
Kennametal	41,000	1,359,150
Knoll	75,000	1,006,500
Landstar System	52,660	2,723,575
McGrath RentCorp	31,000	821,500
†Middleby	11,830	1,178,386
†Moog Class A	84,700	3,502,345
Nordson	76,000	3,898,039
†Old Dominion Freight Line	48,454	2,097,574
†Oshkosh	27,000	565,650
*Pentair	18,000	689,040
*†Polypore International	73,070	2,951,297
†Real Goods Solar Class A	150,000	169,500
†Rush Enterprises Class A	65,000	1,062,750
Sauer-Danfoss	21,530	752,043
†Spirit Airlines	119,310	2,321,773
†SYKES Enterprises	96,996	1,548,056
†Teledyne Technologies	26,830	1,654,070
Toro	23,000	1,685,670
*†Trex	39,740	1,195,777
†WABCO Holdings	13,000	688,090
†WESCO International	9,270	533,489
		61,154,012

Information Technology – 20.38%
†Advent Software	20,000	542,200
Amphenol Class A	28,400	1,559,728
†ANSYS	35,000	2,208,850
†Ariba	13,000	581,880
†Atmel	155,000	1,038,500
*†Bazaarvoice	6,200	112,840
*†BroadSoft	16,180	468,573
†Cadence Design Systems	201,380	2,213,166
†Coherent	31,600	1,368,280
†Concur Technologies	45,750	3,115,574
†Constant Contact	10,250	183,270
†Cypress Semiconductor	116,080	1,534,578
†DealerTrack Holdings	49,510	1,490,746
†Entegris	110,000	939,400
†ExlService Holdings	95,000	2,340,800
†Fabrinet (Cayman Islands)	101,050	1,268,178
†Finisar	87,290	1,305,858
*†Guidewire Software	15,640	439,797
†Hittite Microwave	10,000	511,200
IAC/InterActiveCorp	50,020	2,280,912
†Imperva	35,610	1,026,280
*†Infinera	60,000	410,400
†Informatica	55,000	2,329,800
*†IPG Photonics	58,000	2,528,220
†Ixia	75,930	912,679
Jabil Circuit	87,070	1,770,133
*†Jive Software	63,430	1,331,396
†Lattice Semiconductor	290,097	1,093,666
†LivePerson	119,740	2,282,244
†MICROS Systems	28,000	1,433,600
†Microsemi	60,000	1,109,400
†MicroStrategy	11,960	1,553,126
†NETGEAR	19,000	655,690
†ON Semiconductor	130,000	923,000
†Parametric Technology	17,040	357,158
*Pegasystems	44,444	1,465,763
†Saba Software	35,000	324,800
†Sapient	184,420	1,857,109
†Skyworks Solutions	78,780	2,156,209
Solera Holdings	45,280	1,892,251
*†Splunk	10,700	300,670
†SPS Commerce	80,000	2,430,400
†Stratasys	18,000	891,900
Syntel	31,900	1,936,330
†Tangoe	39,260	836,631
†TIBCO Software	16,000	478,720
†TriQuint Semiconductor	95,000	522,500
†Ultratech	40,010	1,260,315
*†Universal Display	30,360	1,091,138
*†Velti (Ireland)	75,000	487,500
†Virtusa	85,411	1,140,237
†Web.Com Group	84,700	1,551,704
†WNS Holdings ADR	36,500	355,145
†Wright Express	32,400	1,999,728
†Zebra Technologies	24,000	824,640
		69,024,812
Materials – 1.40%
Albemarle	28,000	1,669,920
*†Flotek Industries	12,630	117,964
Methanex (Canada)	53,810	1,498,070
Silgan Holdings	33,800	1,442,922
		4,728,876
Telecommunications Services – 2.07%
†AboveNet	8,000	672,000
*†Boingo Wireless	75,000	871,500
*†SBA Communications Class A	49,000	2,795,450
†tw telecom Class A	104,000	2,668,640
		7,007,590
Total Common Stock (cost $276,069,447)		321,675,570

Exchange-Traded Fund – 2.37%
*iShares Russell 2000 Growth Index Fund	87,960	8,045,701
Total Exchange-Traded Fund (cost $8,136,996)		8,045,701

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 2.58%
≠Discount Notes – 1.98%
Fannie Mae
0.07% 7/25/12	$395,621	395,602
0.10% 8/20/12	871,217	871,170
Federal Home Loan Bank
0.02% 7/5/12	874,504	874,502
0.05% 7/31/12	693,376	693,365
0.06% 7/27/12	1,385,558	1,385,539
0.065% 7/25/12	1,655,816	1,655,794
0.07% 8/2/12	716,860	716,836
0.08% 8/1/12	106,027	106,024
		6,698,832
Repurchase Agreements – 0.60%
Bank of America 0.12%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $1,701,387
(collateralized by U.S. government obligations 0.875%-1.00%
12/31/16-3/31/17; market value $1,735,397)	1,701,370	1,701,370

BNP Paribas 0.10%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $340,277
(collateralized by U.S. government obligations 1.375%-2.50%
2/15/13-11/30/15; market value $347,079)	340,274	340,274
		2,041,644
Total Short-Term Investments (cost $8,740,269)		8,740,476

Total Value of Securities Before Securities Lending Collateral – 99.94%
(cost $292,946,712)		338,461,747

	Number of
	Shares
**Securities Lending Collateral – 12.35%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	111,918	111,918
Delaware Investments Collateral Fund No.1	41,704,271	41,704,271
†@Mellon GSL Reinvestment Trust II	484,445	0
Total Securities Lending Collateral (cost $42,300,634)		41,816,189

Total Value of Securities – 112.29%
(cost $335,247,347)		380,277,936	©
**Obligation to Return Securities Lending Collateral – (12.49%)		(42,300,634)
Receivables and Other Assets Net of Other Liabilities – 0.20%		671,708
Net Assets Applicable to 27,225,512 Shares Outstanding – 100.00%		$338,649,010

*Fully or partially on loan.
†Non income producing security.
@Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $989,830, which represented 0.29% of the Fund’s net assets. See Note 5 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral and non-cash collateral.
©Includes $44,004,968 of securities loaned.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2009–March 31, 2012), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$336,687,135
Aggregate unrealized appreciation	$60,989,340
Aggregate unrealized depreciation	(17,398,539)
Net unrealized appreciation	$43,590,801

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$321,025,889	$649,681	$-	$321,675,570
Exchange-Traded Fund	8,045,701	-	-	8,045,701
Short-Term Investments	-	8,740,476	-	8,740,476
Securities Lending Collateral	-	41,816,189	-	41,816,189
Total	$329,071,590	$51,206,346	$-	$380,277,936

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

As a result of utilizing international fair value pricing at June 30, 2012, a portion of the portfolio was categorized as Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended June 30, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

During the period ended June 30, 2012, there were no transfers between Level 1 investments and Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency contracts were outstanding at June 30, 2012.

4. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2012, the value of securities on loan was $44,004,968, for which the Fund received collateral, comprised of non-cash collateral valued at $2,421,142, and cash collateral of $42,300,634. At June 30, 2012, the value of invested collateral was $41,816,189. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2012. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Value Fund

June 30, 2012

	Number of	Value
	Shares	(U.S. $)
²Common Stock – 91.98%
Consumer Discretionary – 11.21%
†Big Lots	62,400	$2,545,296
†BorgWarner	26,500	1,738,135
Brinker International	42,500	1,354,475
†Children's Place Retail Stores	21,700	1,081,311
*†Collective Brands	33,000	706,860
*†Deckers Outdoor	12,500	550,125
Family Dollar Stores	17,500	1,163,400
Foot Locker	40,600	1,241,548
†Genesco	15,000	902,250
Hooker Furniture	202,374	2,385,989
†Jos. A. Bank Clothiers	43,102	1,830,111
†Kirkland's	33,000	371,250
Lear	47,600	1,795,948
†MaidenForm Brands	60,000	1,195,200
PETsMART	15,800	1,077,244
Signet Jewelers (Bermuda)	46,500	2,046,465
Spartan Motors	516,273	2,705,271
Staples	112,000	1,461,600
*†Tempur-Pedic International	37,000	865,430
Tupperware Brands	49,700	2,721,572
Universal Technical Institute	55,800	753,858
*†Winnebago Industries	295,900	3,015,221
†WMS Industries	117,000	2,334,150
		35,842,709
Consumer Staples – 2.57%
†Chiquita Brands International	217,373	1,086,865
Dr Pepper Snapple Group	27,500	1,203,125
Molson Coors Brewing Class B	25,000	1,040,250
*Sanderson Farms	53,000	2,428,460
Smucker (J.M.)	32,400	2,446,848
		8,205,548
Energy – 4.67%
Cabot Oil & Gas	34,700	1,367,180
†Cloud Peak Energy	66,400	1,122,824
CONSOL Energy	67,800	2,050,272
Gulf Island Fabrication	89,629	2,528,434
†Newpark Resources	323,350	1,907,765
†Plains Exploration & Production	62,200	2,188,196
†Ultra Petroleum	23,000	517,252
†Vaalco Energy	376,503	3,249,221
		14,931,144
Financials – 12.16%
Alexandria Real Estate Equities	14,900	1,083,528
American Equity Investment Life Holding	64,265	707,558
Aspen Insurance Holdings (Bermuda)	80,500	2,326,450
AXIS Capital Holdings (Bermuda)	65,700	2,138,535
BankUnited	79,300	1,869,894
†BBCN Bancorp	70,900	772,101
City Holding	74,979	2,526,043
DiamondRock Hospitality	127,700	1,302,540
*Digital Realty Trust	16,300	1,223,641
Dime Community Bancshares	193,022	2,565,262
East West Bancorp	102,700	2,409,342
First Financial Bancorp	125,100	1,999,098
†Hallmark Financial Services	304,433	2,374,577
HCC Insurance Holdings	65,200	2,047,280
Horace Mann Educators	144,376	2,523,692

Lazard Class A (Bermuda)	78,600	2,042,814
Potlatch	3,300	105,402
PrivateBancorp	72,300	1,067,148
Safety Insurance Group	21,400	869,696
Stewart Information Services	199,158	3,057,076
†SVB Financial Group	18,200	1,068,704
Wintrust Financial	43,200	1,533,600
XL Group (Ireland)	60,000	1,262,400
		38,876,381
Healthcare – 3.01%
†Cambrex	9,801	92,227
†CareFusion	100,000	2,568,000
DENTSPLY International	27,400	1,035,994
†Hologic	119,600	2,157,584
†Orthofix International (Curacao)	14,500	598,125
Teleflex	27,800	1,693,298
Thermo Fisher Scientific	28,800	1,495,008
		9,640,236
Industrials – 26.21%
*AAON	104,843	1,976,291
†ACCO Brands	160,000	1,654,400
Acuity Brands	42,800	2,178,948
†Aegion	93,000	1,663,770
†AGCO	23,200	1,060,936
Albany International	120,400	2,252,684
AMETEK	35,250	1,759,328
Avery Dennison	86,000	2,351,240
†BE Aerospace	28,200	1,231,212
Brady Class A	61,300	1,686,363
Carlisle	61,300	3,250,125
†Colfax	74,800	2,062,236
Crane	33,300	1,211,454
*Donnelley (R.R.) & Sons	64,800	762,696
Dover	50,700	2,718,027
Encore Wire	105,510	2,825,558
Ennis	161,790	2,488,330
†Federal Signal	285,000	1,664,400
†Foster Wheeler (Switzerland)	125,400	2,173,182
Graham	138,757	2,583,655
Granite Construction	90,200	2,355,122
Griffon	100,300	860,574
Harsco	200,800	4,092,304
Hubbell Class B	53,600	4,177,584
IDEX	32,700	1,274,646
Ingersoll-Rand (Ireland)	69,000	2,910,420
Kennametal	96,600	3,202,290
Knoll	173,848	2,333,040
McGrath RentCorp	39,032	1,034,348
Quanex Building Products	64,000	1,144,320
†Rush Enterprises Class A	57,300	936,855
SkyWest	56,160	366,725
Stanley Black & Decker	41,000	2,638,760
Tennant	45,988	1,837,221
Timken	98,300	4,501,157
†TMS International Class A	32,380	322,829
*†Trex	23,100	695,079
†TrueBlue	130,000	2,012,400
Tyco International (Switzerland)	48,400	2,557,940
US Ecology	146,753	2,603,398
†WESCO International	41,800	2,405,590
		83,817,437
Information Technology – 19.17%
Adtran	7,500	226,425
†Advanced Energy Industries	184,325	2,473,642
Broadridge Financial Solutions	101,700	2,163,159
Brooks Automation	138,500	1,307,440
†Cabot Microelectronics	20,900	610,489
†Checkpoint Systems	190,600	1,660,126
†Digi International	85,000	870,400
†Diodes	22,000	412,940

Fair Isaac	79,050	3,342,234
†Fairchild Semiconductor International	124,100	1,749,810
†Flextronics International (Singapore)	497,700	3,085,740
Global Payments	62,900	2,719,167
Harris	57,100	2,389,635
Henry (Jack) & Associates	62,000	2,140,240
†Ingram Micro Class A	68,000	1,187,960
*InterDigital	62,935	1,857,212
*j2 Global	110,600	2,922,052
†KEMET	150,000	901,500
KLA-Tencor	22,400	1,103,200
†LTX-Credence	180,300	1,208,010
Methode Electronics	241,752	2,057,310
Micrel	242,111	2,307,318
†Plexus	143,800	4,055,159
†Rudolph Technologies	271,982	2,371,683
†ScanSource	76,509	2,344,236
*†Stratasys	39,362	1,950,387
*†Synaptics	88,425	2,531,608
Tellabs	678,000	2,257,740
†Teradyne	99,600	1,400,376
†VASCO Data Security International	342,663	2,802,983
†Western Digital	54,400	1,658,112
†XO Group	137,500	1,219,625
		61,287,918
Materials – 10.91%
Albemarle	18,400	1,097,376
AptarGroup	41,400	2,113,470
Ashland	29,700	2,058,507
Celanese Class A	45,000	1,557,900
Cytec Industries	30,000	1,759,200
Eastman Chemical	86,200	4,341,893
†Ferro	209,600	1,006,080
FMC	37,000	1,978,760
Fuller (H.B.)	45,000	1,381,500
KMG Chemicals	150,335	2,898,459
†Landec	375,553	3,214,734
Minerals Technologies	36,900	2,353,482
†Owens-Illinois	81,000	1,552,770
Packaging Corp. of America	73,000	2,061,520
PolyOne	149,000	2,038,320
Sealed Air	73,000	1,127,120
Sonoco Products	77,600	2,339,640
		34,880,731
Utilities – 2.07%
CMS Energy	91,100	2,140,850
Laclede Group	47,198	1,878,952
Wisconsin Energy	65,600	2,595,792
		6,615,594
Total Common Stock (cost $265,560,673)		294,097,698

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 8.24%
≠Discount Notes – 6.44%
Fannie Mae
0.07% 7/25/12	$1,044,045	1,043,996
0.10% 8/20/12	2,347,944	2,347,817
Federal Home Loan Bank
0.02% 7/5/12	2,470,321	2,470,316
0.05% 7/31/12	1,958,666	1,958,635
0.06% 7/27/12	3,913,959	3,913,904
0.065% 7/25/12	5,974,001	5,973,923
0.07% 8/2/12	2,586,353	2,586,265
0.08% 8/1/12	279,806	279,797
		20,574,653

Repurchase Agreements – 1.80%
Bank of America 0.12%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $4,806,119
(collateralized by U.S. government obligations 0.875%-1.00% 12/31/16-3/31/17;
market value $4,902,192)	4,806,071	4,806,071

BNP Paribas 0.10%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $961,222
(collateralized by U.S. government obligations 1.375%-2.50%
2/15/13-11/30/15; market value $980,438)	961,214	961,214
		5,767,285
Total Short-Term Investments (cost $26,341,309)		26,341,938

Total Value of Securities Before Securities Lending Collateral – 100.22%
(cost $291,901,982)		320,439,636

	Number of
	Shares
**Securities Lending Collateral – 5.15%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	67,666	67,666
Delaware Investments Collateral Fund No.1	16,385,804	16,385,804
†@Mellon GSL Reinvestment Trust II	250,193	0
Total Securities Lending Collateral (cost $16,703,663)		16,453,470

Total Value of Securities – 105.37%
(cost $308,605,645)		336,893,106 ©
**Obligation to Return Securities Lending Collateral – (5.23%)		(16,703,663)
Other Liabilities Net of Receivables and Other Assets – (0.14%)		(450,137)
Net Assets Applicable to 27,356,772 Shares Outstanding – 100.00%		$319,739,306

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes” for additional information on securities lending collateral.
@Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”
©Includes $16,746,307 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) - Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2009–March 31, 2012), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$309,668,000
Aggregate unrealized appreciation	$42,083,013
Aggregate unrealized depreciation	(14,857,907)
Net unrealized appreciation	$27,225,106

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$294,097,698	$-	$-	$294,097,698
Short-Term Investments	-	26,341,938	-	26,341,938
Securities Lending Collateral	-	16,453,470	-	16,453,470
Total	$294,097,698	$42,795,408	$-	$336,893,106

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2012, the value of securities on loan was $16,746,307, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2012, the value of invested collateral was $16,453,470. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2012. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

       File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: